As filed with the Securities and Exchange Commission on or about June 6, 2016
================================================================================
                                            1933 Act Registration No. 333-143964
                                             1940 Act Registration No. 811-21944


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. __                                               [ ]
Post-Effective Amendment No. 124                                             [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 127                                                            [X]


                      FIRST TRUST EXCHANGE-TRADED FUND II
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                      First Trust Exchange-Traded Fund II
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[X] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 124

      This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

      The Facing Sheet

      Part A--Prospectus for First Trust ZyFin India Quality and Governance ETF

      Part B--Statement of Additional Information for First Trust ZyFin India Quality and Governance ETF

      Part C--Other Information

      Signatures

      Index to Exhibits

      Exhibits

                   PRELIMINARY PROSPECTUS DATED JUNE 6, 2016
                             SUBJECT TO COMPLETION


The Information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                      FIRST TRUST EXCHANGE-TRADED FUND II

                                   PROSPECTUS


First Trust ZyFin India Quality and Governance ETF

TICKER SYMBOL: ________
Exchange:      NYSE Arca


The First Trust ZyFin India Quality and Governance ETF (the "Fund") intends to list and principally trade its shares on the NYSE Arca, Inc. ("NYSE Arca"). Market prices may differ to some degree from the net asset value of the shares. Unlike mutual funds, the Fund issues and redeems shares at net asset value, only in large specified blocks each consisting of 50,000 shares (each such block of shares called a "Creation Unit," and collectively, the "Creation Units"). The Fund's Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests, and only to and from broker-dealers and large institutional investors that have entered into participation agreements.

THE FUND IS A SERIES OF THE FIRST TRUST EXCHANGE-TRADED FUND II (THE "TRUST") AND AN EXCHANGE-TRADED INDEX FUND ORGANIZED AS A SEPARATE SERIES OF A REGISTERED MANAGEMENT COMPANY.

EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUND.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

        NOT FDIC INSURED        MAY LOSE VALUE        NO BANK GUARANTEE

                              _____________, 2016

                               TABLE OF CONTENTS

                                                                            PAGE

Summary Information...........................................................1

Additional Information on the Fund's Investment Objective and Strategies......8

Fund Investments..............................................................8

Additional Risks of Investing in the Fund.....................................9

Fund Organization............................................................18

Management of the Fund.......................................................18

How to Buy and Sell Shares...................................................20

Dividends, Distributions and Taxes...........................................22

Federal Tax Matters..........................................................22

Distribution Plan............................................................28

Net Asset Value..............................................................28

Fund Service Providers.......................................................29

Premium/Discount Information.................................................33

Other Information............................................................33


                                      - 2-
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                              SUMMARY INFORMATION

INVESTMENT OBJECTIVE

      The Fund seeks investment results that correspond generally to the price and yield (before fees and expenses) of an equity index called the ZyFin India Quality and Governance Index (the "Index").

FEES AND EXPENSES OF THE FUND

      The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
MAXIMUM SALES CHARGE (Load) Imposed on Purchases
   (as a percentage of offering price)                                   None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
     Management Fees                                                     0.__%
     Distribution and Service (12b-1) Fees(1)                            0.00%
     Total Other Expenses(2)                                             0.00%
                                                                         -----
     Total Annual Fund Operating Expenses                                0.__%

--------------------
(1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to ____% per annum, it will not pay 12b-1 fees at any time before ________, 201_.

(2) "Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until _________, 201_, and thereafter at ____% to represent the imposition of the 12b-1 fee of ____% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 YEAR         3 YEARS
                         $___           $_____


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   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities of Indian companies that comprise the Index. Indian companies are those companies (i) whose securities are traded principally on a stock exchange in India, (ii) that have a primary business office in India, or (iii) that have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, India. The Fund, using an indexing investment approach, will attempt to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is owned by ZyFin Research Private Limited (the "Index Provider"). The Index is designed to provide exposure to a basket of 40 Indian securities that exhibit quality and corporate governance standards through a rules-based, objective selection process. The Index takes into account restrictions on foreign ownership of Indian securities imposed by Indian regulators, and has thus been created not only for the use of Indian investors but also for funds managed on behalf of foreign investors (i.e. investors outside of India).

The process of determining which securities are eligible for the Index begins by ranking all investible Indian stocks on "quality" based on three factors: volatility of earnings, leverage and return on equity. Only the top 50 securities with the highest quality score are eligible for inclusion in the Index. The Index Provider then calculates the velocity for those remaining 50 securities by dividing each security's ratio of total traded value by its free float market capitalization (the "velocity"). The term "free float" is used to capture the portion of an issuer's outstanding securities that can be publicly traded, and as a result excludes locked-in securities held by an issuer's affiliates, officers or promoters or securities subject to some other restrictive arrangement that prevents them from being freely traded. The five securities with the highest velocity are removed from consideration to be included in the Index in order to increase the investment capacity within the Index components because companies with high liquidity but small market capitalization (i.e., high velocity) tend not to be able to facilitate investments of large sums of capital, which can constrain liquidity. The remaining 45 securities are then assigned a governance score based on the following ten governance parameters: (1) whether 50% or more of a company's directors are non-executive directors; (2) whether the chairman of a company's board of directors is non-executive directors and at least one-third of the board is independent or whether the chairman of a company's board of directors is an executive director and at least 50% of the board is comprised of independent directors; (3) whether a company's board of directors is comprised of at least six members; (4) whether a company's board of directors met at least

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four times in the previous fiscal year with two meetings not more than four months apart; (5) whether the company's audit committee contains a minimum of three directors and whether two-thirds of those directors are independent directors; (6) whether a company's audit committee met at least four times in the previous fiscal year with two meetings not more than four months apart; (7) whether details regarding a company's compliance officer are available in its annual report; (8) whether details regarding a company's three most recent annual general meetings are generally available; (9) whether a company's annual report contains details regarding related party transactions for the previous fiscal year and (10) whether the promoter pledge in the company is less than 25%. The securities of the 40 companies with the highest score governance score on those parameters are selected for inclusion in the Index and are weighted based on an average of free float market capitalization and liquidity.

The Index is rebalanced on an annual basis. In the event of a corporate action such as delisting, suspension, demerger, lawsuit or a similar event, the Index Provider will remove that constituent security and replace it at the start of the following quarter with the next highest ranking security from the rebalance.

The Fund intends to invest in each security in the Index. The Fund also intends to invest entirely in securities included in the Index. However, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

For more information regarding the Index, please refer to the "Index Information" section of the prospectus.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund ("ETF") that effects its creations and redemptions for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CURRENCY EXCHANGE RATE RISK. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

INDIA RISK. In general, non-U.S. securities are subject to higher volatility than securities of U.S. issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Fund's assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. In addition, religious and border disputes persist in India. Moreover, India has experienced civil unrest and hostilities with neighboring countries, including Pakistan, and the Indian government has confronted separatist movements in several Indian states.

The securities market of India is considered an emerging market that is characterized by a small number of listed companies that have significantly smaller market capitalizations, greater price volatility, greater delays and possibility of disruptions in settlement transactions, greater political uncertainties and greater dependence on international trade or development assistance and substantially less liquidity than companies in more developed markets. In addition, emerging market countries may be subject to overburdened infrastructures and environmental problems. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in the securities of Indian companies, the purchase and sale prices for such securities, and the timing of purchases and sales. Certain restrictions on foreign investment may decrease the liquidity of the Fund's portfolio, subject the Fund to higher transaction costs, or inhibit the Fund's ability to track the Index. The Fund's investments in securities of issuers located or operating in India, as well as its ability to track the Index, also may be limited or prevented, at times, due to the limits on foreign ownership imposed by the Reserve Bank of India ("RBI"). In addition, a natural or other disaster could occur in India that could affect the Indian economy or operations of the Fund, causing an adverse impact on the Fund.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track the Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

REGULATORY RISK. First Trust is registered as a foreign institutional investor ("FII") with the Securities and Exchange Board of India ("SEBI") and is registered as a sub-account with the SEBI in order to have the ability to make and dispose of investments in Indian securities. SEBI has repealed the FII regime and replaced it with regulations for Foreign Portfolio Investors ("FPIs"). However, the FPI regulations provide that existing FIIs and sub-accounts are deemed to be an FPI for the period for which the registration fee has been paid by the FII/sub-account under existing FII regulations. Therefore, current FIIs/sub-accounts, such as First Trust, may continue to buy, sell or deal in Indian securities in accordance with the FPI regulations. Upon the expiration of the current FII registration period, FIIs and sub-accounts who intend to continue to make investments in Indian securities must pay a conversion fee to SEBI and obtain registration as an FPI. There can be no assurances that First Trust will continue to qualify as an FPI under the FPI regulations, or that the Indian regulatory authorities will continue to grant such qualifications, and the loss of such qualifications could adversely impact the ability of the Fund to make and dispose of investments in India. Investments by FPIs in Indian securities are also subject to certain limits and restrictions under applicable law, and the application of such limits and restrictions could adversely impact the ability of the Fund to make investments in India.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TAX RISK. The Fund will be subject to tax in India on the purchase and sale of Indian securities held by the Fund, which will reduce the Fund's returns.

PERFORMANCE

The Fund does not have a performance history. Once available, the Fund's performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance, will be available on the Fund's website at www.ftportfolios.com. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MANAGEMENT

     Investment Advisor

     First Trust Advisors L.P. ("First Trust" or the "Advisor")

     Portfolio Managers

     The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust

        o   Jon C. Erickson, Senior Vice President of First Trust

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust

        o   Roger F. Testin, Senior Vice President of First Trust

        o   Stan Ueland, Senior Vice President of First Trust

        o   Chris A. Peterson, Senior Vice President of First Trust

     The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund. Each Investment Committee member has served as part of the portfolio management team of the Fund since 2016.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares of the Fund may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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    ADDITIONAL INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE AND STRATEGIES

The Fund is a series of the Trust, an investment company and an exchange-traded "index fund." The Fund's investment objective is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Index.

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in securities that comprise the Index. The Fund's investment objective and its 90% investment strategy are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval so long as 60 days' prior written notice is provided to shareholders before any such change. Certain fundamental policies of the Fund are set forth in the Statement of Additional Information ("SAI") under "Investment Objective and Policies."

In seeking to achieve the Fund's investment objective, the Fund generally will invest in all of the securities comprising the Index, in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Index. There may also be instances in which First Trust may choose to overweight certain securities in the Index, purchase securities not in the Index that First Trust believes are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index.

                                FUND INVESTMENTS
PRINCIPAL INVESTMENTS

EQUITY SECURITIES

The Fund invests in equity securities of non-U.S. issuers, which primarily include common stocks.

NON-PRINCIPAL INVESTMENTS

CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Normally, the Fund invests substantially all of its assets to meet its investment objective. The Fund may invest the remainder of its assets in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. During the initial invest-up period, for temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities, or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when its portfolio managers believe securities in which the Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

ILLIQUID SECURITIES

The Fund may invest up to 15% of its net assets in securities and other instruments that are illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the price at which the Fund has valued the securities).

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is included in the Fund's SAI, which is available on the Fund's website at www.ftportfolios.com.

                   ADDITIONAL RISKS OF INVESTING IN THE FUND

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objectives. Before you invest, you should consider the following risks in addition to the Principal Risks set forth above in this prospectus.

PRINCIPAL RISKS

CASH TRANSACTIONS RISK. The Fund intends to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only for in-kind securities. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. Because the Fund intends to effect a significant portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund's shares than for ETFs that distribute portfolio securities in-kind.

CONCENTRATION RISK. The Fund will be concentrated in the securities of an individual industry if the Index is concentrated in an individual industry. A concentration makes the Fund more susceptible to any single occurrence affecting the industry and may subject the Fund to greater market risk than more diversified funds.

CURRENCY RISK. The Fund invests in Indian rupee-denominated equity securities of Indian issuers, which may be subject to exchange rate fluctuations. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the Indian rupee depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in Indian rupees, increases. Moreover, the repatriation of capital by the Fund may be hampered by changes in local regulations concerning exchange controls or political circumstances.

In addition, substantially all of the income that the Fund receives is in Indian rupees. However, the Fund will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the Indian rupee falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the Indian rupees to U.S. dollars, the Fund may be required to liquidate securities to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and Indian rupees. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell immediately that currency to the dealer. The Fund will conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. Because the Fund issues and redeems Creation Units generally for cash, these risks may be greater than would be the case if the Fund issued and redeemed Creation Units in-kind.

INDIA RISK. Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Fund's assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, greater risk of hyperinflation, currency fluctuations and/or currency devaluations or blockage of currency movements or repatriation of capital invested and the risk of nationalization or expropriation of assets. Moreover, in the past, India has experienced civil unrest and hostilities with neighboring countries, including Pakistan, and the Indian government has confronted separatist movements in several Indian states. In addition, religious and border disputes persist in India. Despite measures to ease tensions, that environment remains volatile. Escalation of tensions to conflict, particularly a threat of deployment of nuclear weapons, could destabilize the broader region and materially hinder the development of the Indian economy.

The securities market of India is considered an emerging market that is characterized by a small number of listed companies with significantly smaller market capitalization, greater price volatility, lower trading volumes and substantially less liquidity than more developed markets. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in the securities of Indian companies, the purchase and sale prices for such securities, and the timing of purchases and sales. Certain restrictions on foreign investment may decrease the liquidity of the Fund's portfolio, subject the Fund to higher transaction costs, or inhibit the Fund's ability to track the Index.

Brokerage firms in India may be fewer in number, less established than brokerage firms in more developed markets and subject to no or limited regulatory supervision. Since the Fund will need to effect some or all of its securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations (counterparty risk). This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a limited number of brokerage firms. In the event of the insolvency of an Indian brokerage firm, the Fund may lose some or all of the assets held by that brokerage firm as collateral or otherwise.

The Fund may, directly or through such brokerage firm, use a professional central counterparty to enter into securities transactions to reduce its exposure to market counterparties. Such central counterparty may be subject to no or limited regulatory supervision. The Fund may suffer losses in the event of failure by a central counterparty, or other relevant market participants, to complete a transaction. In the event of the insolvency of a central counterparty, the Fund may lose some or all of the assets held by such counterparty as collateral or otherwise.

The Fund may hold its cash and securities with Indian banks and/or Indian depositaries, which may be recently established, new to the foreign custody business and subject to no or limited regulatory supervision. The Indian laws and regulatory system may not offer investors protection to the same standard as under similar laws in the U.S. or in the jurisdiction of other developed economies.

Under certain trading conditions, it may be difficult or impossible for the Fund to liquidate its position in an Indian security. This may occur, for example, at times of rapid price movement if the price rises or falls in one trading session to such an extent that under the rules of the relevant exchange trading of the relevant securities is suspended or restricted.

The Indian government has exercised, and continues to exercise, significant influence over many aspects of the Indian economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies and the Fund, market conditions, and prices and yields of securities in the Fund's portfolio. In addition, the economy of India may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Agriculture occupies a more prominent position in the Indian economy than in the United States, and therefore the Indian economy is more susceptible to adverse changes in weather. Furthermore, monsoons and other natural disasters in India and surrounding regions also can affect the value of the Fund's investments.

Inflation in India remains at very high levels. High inflation may lead to the adoption of corrective measures designed to moderate growth, regulate prices of staples and other commodities and otherwise contain inflation. Such measures could inhibit economic activity in India and adversely affect the Fund's investments.

Inflation may also directly affect the investee companies by increasing operating costs and/or reducing the returns from such investments. In addition, high inflation may adversely affect the taxation of Indian investee companies. Uncertainty regarding inflation and currency exchange rates, as well as the possibility that future harmful political actions will be taken by the Indian government and the existence of religious and ethnic unrest, could negatively impact the Indian economy, which likely would adversely affect the performance of the Indian companies in which the Fund invests.

Foreign investment in securities of issuers located or operating in India may be limited or prevented at times due to the limits on foreign ownership imposed by the RBI and the monitoring of foreign holdings and periodic announcement of current foreign ownership limitations and changes to such limits by the SEBI. In addition, certain restrictions on foreign investment may decrease the liquidity of the Funds's portfolio or inhibit the Fund's ability to track the Index. The Fund may be unable to buy or sell securities or receive full value for such securities.

Additionally, investment in India may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if India's balance of payments declines, the government may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. The RBI has expressed concerns on the unprecedented inflow of foreign investments much beyond India's current account deficits. As a measure for containment, it has indicated that a shift towards a capital controls regime could be considered. There is a potential risk of how such capital control will be effected, for example, by way of a transaction tax, tightening the sector-wise caps for foreign ownership, regulating the instruments by which foreign investments are structured, or otherwise. Any such capital controls regime may inhibit the Fund's ability to track the Index and may adversely affect the Fund's investments. Furthermore, investments in India may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

Securities laws in India are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, new or amended laws and regulations may adversely affect foreign investors. The laws relating to limited liability of corporate shareholders, fiduciary duties of officers and directors and the bankruptcy of state enterprises generally are less developed than or different from such laws in the U.S. In addition, it may be difficult to obtain and enforce a judgment in a court in India, including in a case where there is a default with respect to the security of an Indian issuer or with respect to any other claim that the Fund may have against an issuer or its directors and officers. Even if the Fund initiates a suit against the issuer in a U.S. court, it may not be possible for the Fund to effect service of process in India. Furthermore, if the Fund obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in India. In addition, a party seeking to enforce a foreign judgment in India also is required to obtain approval from the RBI to execute such judgment to repatriate any amount recovered outside of India.

There is less governmental regulation of the securities industry in India than in the U.S. Indian issuers are subject to less regulation and scrutiny with regard to financial reporting, accounting and auditing than U.S. companies. Therefore, information regarding Indian corporations may be less reliable and all material information may not be available to the Fund. The Fund may be subject to withholding taxes imposed by the Indian government on dividends, interest and realized capital gains.

Settlement of securities transactions in India is subject to risk of loss, may be delayed and generally is less efficient than in the U.S. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in the Indian market, the Fund's ability to redeem shares likewise could become impaired. Each of these events could have a negative impact on the liquidity and value of the Fund's investments. To mitigate these risks, the Fund may maintain a higher cash position than it otherwise would, or the Fund may have to sell more liquid securities that it would not otherwise choose to sell, possibly diluting its return and inhibiting the Fund's ability to track the Index.

The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in India are underdeveloped comparatively, and stockbrokers and other intermediaries may not perform as well as their counterparts in the U.S. and other more developed securities markets. In some cases, physical delivery of securities in small lots has been required in India, and a shortage of vault capacity and trained personnel has existed among qualified custodial Indian banks. These and other factors could have a negative impact on the Fund's performance.

MARKET RISK. Market values of the Fund's investments may decline, at times sharply and unpredictably. Market values of debt securities are affected by a number of different factors, including changes in interest rates, the credit quality of bond issuers, and general economic and market conditions.

NON-U.S. SECURITIES RISK. An investment in securities of non-U.S. companies involves other risks not associated with U.S. issuers. Investment in non-U.S. securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by non-U.S. governments. Non-U.S. investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of non-U.S. holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in non-U.S. securities. Additionally, non-U.S. issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

REGULATORY RISK. First Trust is registered as a FII with the SEBI and is registered as a subaccount with the SEBI to enable the Fund to make and dispose of investments. SEBI recently repealed FII regulations and replaced them with regulations for FPIs. However, the FPI regulations provide that existing FIIs and sub-accounts are deemed to be an FPI for the period for which the registration fee has been paid by the FII/sub-account under existing FII regulations, and current FIIs/sub-accounts, such as First Trust, may continue to buy, sell or deal in Indian securities in accordance with the FPI regulations. Upon the expiration of the current FII registration period, FIIs and sub-accounts who intend to continue to make investments in Indian securities must pay a conversion fee to SEBI and obtain registration as an FPI. There can be no assurances that First Trust will be granted registration as an FPI by Indian regulatory authorities, and the loss of such qualifications could adversely impact the ability of the Fund to make and dispose of investments in India. Moreover, considering First Trust is incorporated in the United States there can be no assurance that the United States will continue to be considered a jurisdiction under the FPI regulations eligible to invest in India under the FPI regime. The loss of such recognition by the United States could adversely impact the ability of the Fund to make further investments in India.

The Fund's investments will be made in accordance with investment restrictions prescribed under FII regulations, or the SEBI (Foreign Portfolio Investors) Regulations, 2014, as applicable. If new policy announcements or regulations in India are made which require retrospective changes in the structure or operations of the Fund, these may adversely impact the performance of the Fund.

The general limit on the aggregate ownership by FPIs such as the Fund of the outstanding securities of Indian companies is 24%, which may be increased with the approval of the shareholders of the company up to the foreign direct investment limit applicable to the sector to which the relevant Indian company belongs, or reduced to a level approved by the shareholders. However, many companies have applied for and received regulatory approval of higher limits, including, in a few cases, no limit at all. In addition to these aggregate ownership limits, the total ownership of any single FPI and its investor group in the equity shares of an Indian company must be less than 10% of the total issued capital of the company. [To be confirmed]

NON-PRINCIPAL RISKS

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Frequent Purchases and Redemptions" Section) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting. BORROWING AND LEVERAGE RISK. When the Fund borrows money, it must pay interest and other fees, which will reduce the Fund's returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund's asset coverage to less than the prescribed amount.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

INTELLECTUAL PROPERTY RISK. The Fund relies on a license and related sublicenses that permit the Fund to use the Index and associated trade names, trademarks and service marks (the "Intellectual Property") in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property for use by the Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Fund.

INTERNATIONAL CLOSED MARKET TRADING RISK. Because securities held by the Fund trade on non-U.S. exchanges that are closed when the Fund's primary listing exchange is open, there are likely to be deviations between the current price of an underlying security and the last quoted price for the underlying security (i.e., the Fund's quote from the closed foreign market), resulting in premiums or discounts to the Fund's net asset value that may be greater than those experienced by other ETFs. However, because shares can be created and redeemed in Creation Units at the Fund's net asset value, it is not expected that large discounts or premiums to the net asset value of the Fund will be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values).

ISSUER SPECIFIC CHANGES RISK. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

LEGISLATION/LITIGATION RISK. From time to time, various legislative initiatives are proposed in the United States and abroad, which may have a negative impact on the investments in which the Fund invests. In addition, litigation may negatively impact the value of the Fund's shares. Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Advisor determines to sell such a holding.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on NYSE Arca, which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

TRADING ISSUES

Although the Fund intends to list its shares for trading on NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in shares inadvisable. In addition, trading in shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Due to the initial small asset size of the Fund, it is more likely to have difficulty maintaining its listing on NYSE Arca.

FLUCTUATION OF NET ASSET VALUE

The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on NYSE Arca. First Trust cannot predict whether shares will trade below, at or above their net asset value.

Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed for cash or, in certain circumstances in-kind, in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), First Trust believes that large discounts or premiums to the net asset value of shares should not be sustained.

                               FUND ORGANIZATION

The Fund is a series of the Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. The Trust's Board is responsible for the overall management and direction of the Trust. The Board elects the Trust's officers and approves all significant agreements, including those with the investment advisor, custodian and fund administrative and accounting agent.

                             MANAGEMENT OF THE FUND

First Trust Advisors L.P., 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the Fund. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the portfolios.

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, the Chief Executive Officer of First Trust. First Trust discharges its responsibilities subject to the policies of the Board.

First Trust serves as advisor or sub-advisor to ___ mutual fund portfolios, ____ exchange-traded funds consisting of ____ series and ____ closed-end funds. It is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"), an affiliate of First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the shares of the Fund.

There is no one individual primarily responsible for portfolio management decisions for the Fund. Investments are made under the direction of the Investment Committee. The Investment Committee consists of Daniel J. Lindquist, Jon C. Erickson, David G. McGarel, Roger F. Testin, Stan Ueland and Chris A. Peterson.

      o Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of the Fund's investment strategies. Mr. Lindquist was a Senior Vice President of First Trust and FTP from September 2005 to July 2012 and is now a Managing Director of First Trust and FTP.

      o Mr. Erickson joined First Trust in 1994 and is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

      o Mr. McGarel is the Chief Investment Officer, Chief Operating Officer and a Managing Director of First Trust and FTP. As First Trust's Chief Investment Officer, Mr. McGarel consults with the other members of the Investment Committee on market conditions and First Trust's general investment philosophy. Mr. McGarel was a Senior Vice President of First Trust and FTP from January 2004 to July 2012.

      o Mr. Testin is a Senior Vice President of First Trust and FTP. Mr. Testin is the head of First Trust's Portfolio Management Group. Mr. Testin has been a Senior Vice President of First Trust and FTP since November 2003.

      o Mr. Ueland joined First Trust as a Vice President in August 2005 and has been a Senior Vice President of First Trust and FTP since September 2012. At First Trust, he plays an important role in executing the investment strategies of each portfolio of exchange-traded funds advised by First Trust.

      o Mr. Peterson is a Senior Vice President and head of the Portfolio Advisor's strategy research group. He joined FTA in January of 2000. Mr. Peterson is responsible for developing and implementing quantitative equity investment strategies. Mr. Peterson received his B.S. in Finance from Bradley University in 1997 and his M.B.A. from the University of Chicago Booth School of Business in 2005. He has over 18 years of financial services industry experience and is a recipient of the Chartered Financial Analyst designation.

For additional information concerning First Trust, including a description of the services provided to the Fund, see the Fund's SAI. Additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of shares of the Fund is provided in the SAI.

MANAGEMENT FEE

Pursuant to the Investment Management Agreement, First Trust manages the investment of the Fund's assets and will be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a 12b-1 plan, if any, and extraordinary expenses.

The Fund has agreed to pay First Trust an annual management fee of _____% of its average daily net assets. As of the date of this prospectus, the Fund has neither commenced operations nor paid management fees.

A discussion regarding the Board's approval of the Investment Management Agreement for the Fund will be available in the Fund's [Semi-]Annual Report to shareholders for the fiscal period ended _____________.

                           HOW TO BUY AND SELL SHARES

Most investors will buy and sell shares of the Fund in secondary market transactions through brokers. Shares of the Fund are expected to be listed for trading on the secondary market on NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment when buying shares on NYSE Arca. Although shares are generally purchased and sold in "round lots" of 100 shares, brokerage firms typically permit investors to purchase or sell shares in smaller "odd lots," at no per-share price differential. When buying or selling shares through a broker, investors should expect to incur customary brokerage commissions, investors may receive less than the net asset value of the shares because shares are bought and sold at market prices rather than at net asset value, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per share.

For purposes of the 1940 Act, the Fund is treated as a registered investment company, and the acquisition of shares by other registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. The Trust, on behalf of the Fund, has received an exemptive order from the Securities and Exchange Commission that permits certain registered investment companies to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that any such investment companies enter into agreements with the Fund regarding the terms of any investment.

BOOK ENTRY

Shares are held in book-entry form, which means that no share certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of share certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or "street name" form.

SHARE TRADING PRICES

The trading price of shares of the Fund on NYSE Arca is based on market price and may differ from the Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

Information regarding the intra-day value of the shares of the Fund, also referred to as the "indicative optimized portfolio value" ("IOPV"), is disseminated every 15 seconds throughout the Fund's trading day by the national securities exchange on which the shares are listed or by market data vendors or other information providers. The IOPV should not be viewed as a "real-time" update of the net asset value per share of the Fund because the IOPV may not be calculated in the same manner as the net asset value, which is computed once a day, generally at the end of the business day. The price of a non-U.S. security that is primarily traded on a non-U.S. exchange shall be updated, using the last sale price, every 15 seconds throughout the trading day, provided that upon the closing of such non-U.S. exchange, the closing price of the security, after being converted to U.S. dollars, will be used. This will likely cause the IOPV to deviate significantly from the true market value of the portfolio. Furthermore, in calculating the IOPV of the Fund's shares, exchange rates may be used throughout the day (9:00 a.m. to 4:15 p.m., Eastern Time) that may differ from those used to calculate the net asset value per share of the Fund and consequently may result in differences between the net asset value and the IOPV. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV of shares of the Fund and the Fund does not make any warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF THE FUND'S SHARES

The Fund imposes no restrictions on the frequency of purchases and redemptions ("market timing"). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Fund's shareholders. The Board considered that the Fund's shares can only be purchased and redeemed directly from the Fund in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (i.e., authorized participants ("APs")) and that the vast majority of trading in the Fund's shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund's trading costs and the realization of capital gains. With respect to trades directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent that the Fund may effect the purchase or redemption of Creation Units in exchange wholly or partially for cash, the Board noted that such trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the shares trade at or close to net asset value. In addition, the Fund imposes fixed and variable transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades.

Finally, the Advisor monitors purchase and redemption orders from APs for patterns of abusive trading and the Fund reserves the right to not accept orders from APs that the Advisor has determined may be disruptive to the management of the Fund, or otherwise not in the Fund's best interests.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income of the Fund, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

                              FEDERAL TAX MATTERS

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

FUND STATUS

The Fund intends to qualify as a "regulated investment company" under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

For federal income tax purposes, you are treated as the owner of Fund shares and not of the assets held by the Fund. Taxability issues are taken into account at the Fund level. Your federal income tax treatment of income from the Fund is based on the distributions paid by the Fund.

Subject to certain reasonable cause and de minimis exceptions, to qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the value of the Fund's total assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, the securities (other than the securities of other regulated investment companies) of two or more issuers which the Fund controls (i.e., owns 20% or more of the total combined voting power of all classes of stock entitled to vote) and which are engaged in the same, similar or related trades or businesses or the securities of one or more certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (determined without regard to capital gain dividends and exempt interest dividends) and at least 90% of its net tax-exempt interest income each taxable year.

Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a RIC or fails to satisfy the 90% distribution requirement in any taxable year, the Fund will be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits will be taxed to you as dividend income, which, in general and subject to limitations under the Internal Revenue Code of 1986, as amended, under current law will constitute qualified dividend income in the case of individual shareholders and would be eligible for corporate dividends received deduction. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund's Board of Trustees may determine to reorganize or close the Fund or materially change the Fund's investment objective and strategies.

DISTRIBUTIONS

The Fund's distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes. These return of capital distributions are generally not immediately taxable to you; however, such distributions may reduce your tax basis in your shares, which could result in you having to pay higher taxes in the future when shares are sold, even if you sell the shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% "Medicare tax." This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

DIVIDENDS RECEIVED DEDUCTION

A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

CAPITAL GAINS AND LOSSES AND CERTAIN ORDINARY INCOME DIVIDENDS

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% for taxpayers in the 39.6% tax bracket, 15% for taxpayers in the 25%, 28%, 33% and 35% tax brackets and 0% for taxpayers in the 10% and 15% tax brackets. Some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate. Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. Dividends from foreign corporations are qualifying dividends only in limited circumstances. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

SALE OF SHARES

If you sell or redeem your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

If you exchange securities for Creation Units, you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

DEDUCTIBILITY OF FUND EXPENSES
Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Fund expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income. Some individuals may also be subject to further limitations on the amount of their itemized deductions, depending on their income.

NON-U.S. TAX CREDIT

Because the Fund invests in non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes the Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes the Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

NON-U.S. INVESTORS

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. Dispositions of shares by such persons may be subject to such withholding after December 31, 2018.

INVESTMENTS IN CERTAIN NON-U.S. CORPORATIONS

If the Fund holds an equity interest in any passive foreign investment companies ("PFICs"), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax. Dividends paid by PFICs are not treated as qualified dividend income.

INDIAN TAXES

Capital Gains Tax. The income of the Fund in India from the sale or transfer of shares will be classified as capital gains, and the Fund will be required to pay capital gains tax on such income. In the case of the sale of listed shares held by the Fund for more than one year, the income would be classified as long term capital gains and would be exempt from tax provided the shares are sold on the stock exchange and subjected to Securities Transaction Tax ("STT"). In the case of the sale of listed shares held by the Fund for one year or less, the income would be classified as short term capital gains and would be taxable at 15% (plus applicable surcharge and tax) provided the shares are sold on the stock exchange and subjected to STT. Where the sale of shares is outside the stock exchange and not subject to STT, the long term capital gains would be taxed at

10% (plus applicable surcharge and tax) and short term capital gains would be taxed at 30% (plus applicable surcharge and tax).

Dividends. The dividends received by the Fund from Indian companies will be exempt from tax in India.

STT. The Fund will be required to pay a STT of 0.001% of the transaction value on each purchase and sale of shares on the stock exchanges in India.

Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of the Fund and thus reduce the return to Fund shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.

                               DISTRIBUTION PLAN

FTP serves as the distributor of Creation Units for the Fund on an agency basis. FTP does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to ____% of its average daily net assets each year to reimburse FTP for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

The Fund does not currently pay 12b-1 fees, and pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before ___________. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

                                NET ASSET VALUE

The Fund's net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the Fund's net asset value will be determined as of that time. Net asset value per share is calculated for the Fund by taking the market price of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of shares outstanding.

The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the Board or its delegate.

The Fund's investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services ("Pricing Services"). Fair value prices represent any prices not considered market value prices and are either obtained from a Pricing Service or determined by the Advisor's pricing committee (the "Pricing Committee"), in accordance with valuation procedures (which may be revised from time to time) adopted by the Board, and in accordance with provisions of the 1940 Act. As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund's assets using fair value pricing can result in using prices for those assets (particularly assets that trade in foreign markets) that may differ from current market valuations.

Equity securities listed on any exchange other than Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM") are typically valued at the last sale price on the exchange on which they are principally traded. Such securities listed on Nasdaq or AIM are typically valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on Nasdaq or AIM, such securities are typically valued using fair value pricing. Such securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

Because foreign securities exchanges may be open on different days than the days during which an investor may buy or sell shares of the Fund, the value of the Fund's securities may change on days when investors are not able to buy or sell shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rates in effect at the time of valuation. Any use of a different rate from the rates used by the Fund's Index may adversely effect the Fund's ability to track its index.

                             FUND SERVICE PROVIDERS

The Bank of New York Mellon Corporation, 101 Barclay St., New York, New York 10286, acts as the administrator, accounting agent, custodian and transfer agent to the Fund. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, serves as legal counsel to the Fund. First Trust serves as the fund reporting agent for the Fund.

                                 INDEX PROVIDER

The Index that the Fund seeks to track is compiled by the Index Provider. The Index Provider is not affiliated with the Fund, First Trust or FTP. The Fund is entitled to use the Index pursuant to a sublicensing arrangement with First Trust, which in turn has a licensing agreement with the Index Provider. The

Index Provider or its agent also serves as calculation agent for the Index (the "Index Calculation Agent"). The Index Calculation Agent is responsible for the management of the day-to-day operations of the Index, including calculating the value of the Index every 15 seconds, widely disseminating the Index values every 15 seconds and tracking corporate actions, some of which result in Index adjustments.

                                  DISCLAIMERS

First Trust does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Index or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

The Fund is not sponsored, endorsed, sold or promoted by the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. The Index Provider's only relationship to First Trust is the licensing of certain trademarks and trade names of the Index Provider and of the ZyFin India Quality and Governance Index which is determined, composed and calculated by Licensor without regard to First Trust or the Fund, the Index Provider has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating ZyFin India Quality and Governance Index. The Index Provider is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Fund.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ZYFIN INDIA QUALITY AND GOVERNANCE INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ZYFIN INDIA QUALITY AND GOVERNANCE INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ZYFIN INDIA QUALITY AND GOVERNANCE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY LOST

PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN THE INDEX PROVIDER AND FIRST TRUST.

INDIA [TO BE RENEWED AND UPDATED.]

The following disclosure is being added to comply with Indian Law. THE INFORMATION CONTAINED HEREIN IS NOT IN THE FORM OF A PROSPECTUS OR A STATEMENT IN LIEU OF PROSPECTUS AS PER THE PROVISIONS OF THE (INDIAN) COMPANIES ACT, 1956 OR THE (INDIAN) COMPANIES ACT, 2013 AND HAS NOT BEEN OR WILL NOT BE REGISTERED AS A PROSPECTUS OR A STATEMENT IN LIEU OF PROSPECTUS. THE INFORMATION SET OUT HEREIN DOES NOT CONSTITUTE, AND MAY NOT BE USED FOR OR IN CONNECTION WITH, AN OFFER OR SOLICITATION TO DO BUSINESS OR PURCHASE ANY SECURITIES OR OWNERSHIP INTERESTS BY ANY PERSON IN INDIA OR IN ANY OTHER JURISDICTION IN WHICH SUCH OFFER OR SOLICITATION IS NOT AUTHORIZED OR TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION. INVESTMENTS IN THE FUND MAY NOT BE ACCEPTED BY OR HELD BY A PERSON WHO IS A PERSON RESIDENT IN INDIA, OR A PERSON WHO IS DIRECTLY OR INDIRECTLY CONTROLLED BY A PERSON RESIDENT IN INDIA (COLLECTIVELY, "RESTRICTED ENTITIES"). THIS RESTRICTION APPLIES TO ANYONE WHO IS CURRENTLY A RESTRICTED ENTITY OR BECOMES A RESTRICTED ENTITY IN THE FUTURE. "PERSON RESIDENT IN INDIA" MEANS (1) A PERSON RESIDING IN INDIA FOR MORE THAN 182 DAYS DURING THE COURSE OF THE PRECEDING FINANCIAL YEAR. BUT DOES NOT INCLUDE
(A) A PERSON WHO HAS GONE OUT OF INDIA OR WHO STAYS OUTSIDE INDIA: (I) FOR OR ON TAKING UP EMPLOYMENT OUTSIDE INDIA; (II) FOR CARRYING ON OUTSIDE INDIA A BUSINESS OR VOCATION; OR (III) FOR ANY OTHER PURPOSE, IN SUCH CIRCUMSTANCES AS WOULD INDICATE HIS INTENTION TO STAY OUTSIDE INDIA FOR AN UNCERTAIN PERIOD; OR
(B) A PERSON WHO HAS COME TO OR STAYS IN INDIA, EXCEPT: (I) FOR OR ON TAKING UP EMPLOYMENT IN INDIA; (II) FOR CARRYING ON IN INDIA A BUSINESS OR VOCATION; OR
(III) FOR ANY OTHER PURPOSE, IN SUCH CIRCUMSTANCES AS WOULD INDICATE HIS INTENTION TO STAY IN INDIA FOR AN UNCERTAIN PERIOD; (2) ANY PERSON OR BODY CORPORATE REGISTERED OR INCORPORATED IN INDIA; (3) AN OFFICE, BRANCH OR AGENCY IN INDIA OWNED OR CON- TROLLED BY A PERSON RESIDENT OUTSIDE INDIA; OR (4) AN OFFICE, BRANCH OR AGENCY OUTSIDE INDIA OWNED OR CONTROLLED BY A PERSON RESIDENT IN INDIA.

                               INDEX INFORMATION

ELIGIBILITY CRITERIA

To be eligible for inclusion in the Index, a security must meet the following criteria:

1. Begin with the Broad Market Index (BMI) based on a universe of investible Indian stocks.

2. Rank securities by Quality Score based on three factors and select the top 50 by score:

        a)  Volatility of earnings (three year rolling volatility of EPS growth)

        b)  Leverage (debt to equity)

        c)  Return on equity

3. Calculate Velocity (Ratio of Total Traded Value/Free float Market Cap) for the remaining stocks and eliminate the top 5 stocks with highest velocity.

4. Each remaining stock is assigned a Governance Score based on ten Governance Parameters (see following page for detailed parameters).

5. Top 40 remaining constituents are selected based on Governance Score with no sector exceeding 7 constituents. If companies have equal governance scores, the company with the higher quality score is selected.

6. Final 40 constituents are weighted based on average of Free Float market cap and Liquidity.

7. Rebalanced on an annual basis. In the event of a corporate action such as delisting, suspension, demergers, lawsuits, etc. the index committee will remove that constituent and replace it at the start of the following quarter with the next highest ranking security from the rebalance.

GOVERNANCE SCORING

The index ranks constituents based on Best Governance practices as part of the "Combined Score" and inclusion in the final portfolio. After selecting the top 50 companies based on Quality parameters, the governance score is computed based on each company's adherence to governance parameters outlined below.

A score of "1" is assigned on adherence to each parameter and a score of "0" on non-adherence or no information in the audited annual reports. The total score ranges from 1 to 10, with 1 reflecting the least governance standards.

Governance Parameters
---------------------
o    BOARD

        1. NON-EXECUTIVE DIRECTORS: If 50% or more of the directors are non-executive.

        2.  INDEPENDENT DIRECTORS:

            o Chairman of the board is a non-executive director and there are at least 33.33% independent directors; OR

            o Chairman of the board is executive director and there are at least 50% Independent Directors.

        3.  BOARD SIZE: Board has at least 6 members.

        4. BOARD MEETINGS: At least 4 board meetings held in the past financial year with two meetings not more than 4 months apart.

o    AUDIT

        5. AUDIT COMMITTEE COMPOSITION: Minimum of 3 directors are firm members and 66.67% of the members are independent directors.

        6. MEETING DETAILS: At least 4 audit committee meetings held in the past financial year with two meetings not more than 4 months apart.

o    SHAREHOLDER COMMUNICATION

        7. COMPLIANCE OFFICER: Details on compliance officer is available in annual report.

        8. ANNUAL GENERAL MEETING DETAILS: Details on past three Annual General Meetings is available.

o    DISCLOSURES

        9. RELATED PARTY TRANSACTIONS: Annual report contains details on related party transactions for the previous year.

        10. PROMOTOR PLEDGE: The promotor pledge in the company is less than 25%.


Legal Proceedings
-----------------

Data on lawsuits for the qualifying universe is collected every quarter. Lawsuits are defined across three broad classifications based on their expected outcome (Material, Significant and Threat to Existence). This classification is recommended by a Risk Assessment Panel staffed by legal and industry experts. This Panel provides its recommendations to the Index Committee.

If a company lawsuit falls into any of the three categories, the corresponding company is dropped from the index and replaced in the next quarter.

                          PREMIUM/DISCOUNT INFORMATION

The Fund has not yet commenced operations and, therefore, does not have information about the differences between the Fund's daily market price on NYSE Arca and its net asset value. Once the Fund has commenced operations, this information will be available on the Fund's website at www.ftportfolios.com.

                               OTHER INFORMATION

CONTINUOUS OFFERING

The Fund will issue, on a continuous offering basis, its shares in one or more groups of a fixed number of Fund shares (each such group of such specified number of individual Fund shares, a "Creation Unit Aggregation"). The method by which Creation Unit Aggregations of Fund shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with FTP, breaks them down into constituent shares and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, on behalf of the Fund, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a broker-dealer in connection with a sale on NYSE Arca is satisfied by the fact that the prospectus is available from NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is available with respect to transactions on a national securities exchange, a trading facility or an alternative trading system.

                      FIRST TRUST EXCHANGE-TRADED FUND II



               First Trust ZyFin India Quality and Governance ETF



For More Information

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (800) 621-1675, on the Fund's website at www.ftportfolios.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by First Trust, FTP and the Trust, directly from the Securities and Exchange Commission ("SEC"). Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C., or call the SEC at (202) 551-8090 for information on the Public Reference Room. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520 or by sending an electronic request to publicinfo@sec.gov.


First Trust Advisors L.P.
120 East Liberty Drive
Suite 400
Wheaton, Illinois 60187
(800) 621-1675                                             SEC File #: 333-_____
www.ftportfolios.com                                                   811-_____

A The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.


                                 Preliminary Statement of Additional Information
                                                        Draft as of June 6, 2016
                                                           Subject to Completion



                      STATEMENT OF ADDITIONAL INFORMATION

                   INVESTMENT COMPANY ACT FILE NO. 811-21944
                      FIRST TRUST EXCHANGE-TRADED FUND II

                                                        TICKER
                    FUND NAME                           SYMBOL         EXCHANGE
FIRST TRUST ZYFIN INDIA QUALITY AND GOVERNANCE ETF                     NYSE ARCA


                           DATED ______________, 2016


            This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus dated __________, 2016, as it may be revised from time to time (the "Prospectus"), for the First Trust ZyFin India Quality and Governance ETF (the "Fund"), a series of the First Trust Exchange-Traded Fund II (the "Trust"). Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's distributor, First Trust Portfolios L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, or by calling toll free at
(800) 621-1675.

                               TABLE OF CONTENTS

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS...............................1

EXCHANGE LISTING AND TRADING.................................................4

INVESTMENT OBJECTIVES AND POLICIES...........................................4

INVESTMENT STRATEGIES........................................................6

SUBLICENSE AGREEMENTS.......................................................14

INVESTMENT RISKS............................................................14

MANAGEMENT OF THE FUNDS.....................................................17

ACCOUNTS MANAGED BY INVESTMENT COMMITTEE....................................33

BROKERAGE ALLOCATIONS.......................................................34

CUSTODIAN, DISTRIBUTOR, TRANSFER AGENT, FUND ACCOUNTING AGENT, INDEX
     PROVIDERS AND EXCHANGE.................................................40

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES.............................44

ADDITIONAL INFORMATION......................................................46

PROXY VOTING POLICIES AND PROCEDURES........................................52

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS.......................53

FEDERAL TAX MATTERS.........................................................64

DETERMINATION OF NET ASSET VALUE............................................72

DIVIDENDS AND DISTRIBUTIONS.................................................74

MISCELLANEOUS INFORMATION...................................................75

EXHIBIT A -- PROXY VOTING GUIDELINES.......................................A-1

                 GENERAL DESCRIPTION OF THE TRUST AND THE FUND

      The Trust was organized as a Massachusetts business trust on July 6, 2006, and is authorized to issue an unlimited number of shares in one or more series or "Funds." The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares in [fifteen] series: First Trust BICK Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Indxx Global Agriculture ETF, First Trust Indxx Global Natural Resources Income ETF, First Trust International IPO ETF, First Trust ISE Cloud Computing Index Fund, First Trust ISE Global Engineering and Construction Index Fund, First Trust ISE Global Wind Energy Index Fund, First Trust Nasdaq Cybersecurity ETF, First Trust Nasdaq Smartphone Index Fund, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust NASDAQ Global Auto Index Fund and First Trust STOXX(R) European Select Dividend Index Fund. Each of the First Trust BICK Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust ISE Cloud Computing Index Fund, First Trust ISE Global Engineering and Construction Index Fund, First Trust Nasdaq Smartphone Index Fund and First Trust STOXX(R) European Select Dividend Index Fund, each of which is a diversified series; and: First Trust Indxx Global Agriculture ETF, First Trust Indxx Global Natural Resources Income ETF, First Trust International IPO ETF, First Trust ISE Global Wind Energy Index Fund, First Trust Nasdaq Cybersecurity ETF, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust NASDAQ Global Auto Index Fund and First Trust ZyFin India Quality and Governance ETF, each of which is a non-diversified series.

      This SAI relates to the Fund. The Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

      The Board of Trustees of the Trust (the "Board of Trustees" or the "Trustees") has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees.

      The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

      Each share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act or if the matter being voted on affects only a particular series, and, if a matter affects a particular series differently from other series, the shares of that series will vote separately on such matter. The Trust's Declaration of Trust (the "Declaration") requires a shareholder vote only on those matters where the 1940 Act requires a vote of shareholders and otherwise permits the Trustees to take actions without seeking the consent of shareholders. For example, the Declaration gives the Trustees broad authority to approve reorganizations between the Fund and another entity, such as another exchange-traded fund, or the sale of all or substantially all of the Fund's assets, or the termination of the Trust or the Fund without shareholder approval if the 1940 Act would not require such approval.

      The Declaration provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended by the Trustees in any respect without a shareholder vote. The Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board of Trustees may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that Trustees may be removed, with or without cause, by a vote of shareholders holding at least two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

      The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund or as the Trustees may determine, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem shares held by any shareholder for any reason under terms set by the Trustees. The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to the Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. In making such a determination, a Trustee is not considered to have a personal financial interest by virtue of being compensated for his or her services as a Trustee. If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys' fees) incurred by the Fund in connection with the consideration of the demand under a number of circumstances. If a derivative action is brought in violation of the Declaration, the shareholder bringing the action may be responsible for the Fund's costs, including attorneys' fees. The Declaration also provides that any shareholder bringing an action against the Fund waives the right to trial by jury to the fullest extent permitted by law.

      The Trust is not required to and does not intend to hold annual meetings of shareholders.

      Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or the Fund itself was unable to meet its obligations.

      The Declaration further provides that a Trustee acting in his or her capacity as Trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available. The Declaration provides that any Trustee who serves as chair of the Board of Trustees or of a committee of the Board of Trustees, as lead independent Trustee or as audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

      The Fund is advised by First Trust Advisors L.P. (the "Advisor" or "First Trust").

      The shares of the Fund list and principally trade on NYSE Arca, Inc. ("NYSE Arca" or the "Exchange"). The shares of the Fund will trade on NYSE Arca at market prices that may be below, at or above net asset value. The Fund offers and issues shares at net asset value only in aggregations of a specified number of shares (each a "Creation Unit" or a "Creation Unit Aggregation"), and generally in exchange for a basket of securities (the "Deposit Securities") included in the Fund's Index (as hereinafter defined), together with the deposit of a specified cash payment (the "Cash Component"). Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 shares of the Fund.

      The Trust reserves the right to permit creations and redemptions of Fund shares to be made in whole or in part on a cash basis under certain circumstances. Fund shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See the section entitled "Creation and Redemption of Creation Unit Aggregations." In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

                          EXCHANGE LISTING AND TRADING

      There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of shares of the Fund will continue to be met. NYSE Arca may, but is not required to, remove the shares of the Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Fund's Index (as defined below) is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of NYSE Arca, makes further dealings on NYSE Arca inadvisable. NYSE Arca will remove the shares of the Fund from listing and trading upon termination of the Fund.

      As in the case of other stocks traded on NYSE Arca, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

      The Fund reserves the right to adjust the price levels of shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

                       INVESTMENT OBJECTIVE AND POLICIES

      The Prospectus describes the investment objective and certain policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

      The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:

            (1) The Fund may not issue senior securities, except as permitted under the 1940 Act.

            (2) The Fund may not borrow money, except as permitted under the 1940 Act.

            (3) The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933, as amended (the "1933 Act"), in connection with the purchase and sale of portfolio securities.

            (4) The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

            (5) The Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

            (6) The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

            (7) The Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Fund's Index is based on concentrations in an industry or a group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

      For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund's total assets is at least 300% of the principal amount of all of the Fund's borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund's total assets). In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

      Except for restriction (2) above, if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then the Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

       The fundamental investment limitations set forth above limit the Fund's ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

      The foregoing fundamental policies of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

      In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies and may be changed by the Board of Trustees.

                             INVESTMENT STRATEGIES

      Under normal market conditions, the Fund will invest at least [90%] of its net assets (including investment borrowings) in the components that comprise the ZyFin India Quality and Governance Index (the "Index") or in depositary receipts representing securities in such Index. Fund shareholders are entitled to 60 days' notice prior to any change in this non-fundamental investment policy.

TYPES OF INVESTMENTS

      Equities. Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. Equity securities may include common and preferred stocks. Common stocks include the common stock of any class or series of a domestic or foreign corporation or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure. The Fund may also invest in warrants and rights related to common stocks.

      The Fund may also invest in preferred equity securities. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating or action rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

      Delayed-Delivery Transactions. The Fund may from time to time purchase securities on a "when-issued" or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between the purchase and settlement, the Fund does not remit payment to the issuer, no interest is accrued on debt securities and dividend income is not earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of a decline in value of the Fund's other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, the Fund intend to purchase such securities with the purpose of actually acquiring them.

At the time the Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its net asset value.

      The Fund will earmark or maintain in a segregated account cash, U.S. government securities, and high-grade liquid debt securities equal in value to commitments for delayed-delivery securities. Such earmarked or segregated securities will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for delayed-delivery securities, the Fund will meet its obligations from then-available cash flow, sale of the securities earmarked or held in the segregated account described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than the Fund's payment obligation).

      Although the Prospectus and this SAI describe certain permitted methods of segregating assets or otherwise "covering" certain transactions, such descriptions are not all-inclusive. The Fund may segregate against or cover such transactions using other methods permitted under the 1940 Act, the rules and regulations thereunder, or orders issued by the SEC thereunder.

      Depositary Receipts. The Fund's investments may include securities of foreign issuers in the form of sponsored or unsponsored American depositary receipts ("ADRs") and Global depositary receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts normally issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market. Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored Depositary Receipts may not entitle the Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored Depositary Receipts.

      Fixed Income Investments and Cash Equivalents. Normally, the Fund invests substantially all of their assets to meet its investment objective. However, for temporary or defensive purposes, the Fund may invest in fixed income investments and cash equivalents in order to provide income, liquidity and preserve capital.

      Fixed income investments and cash equivalents held by the Fund may include, without limitation, the types of investments set forth below.

             (1) The Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. government, or by various instrumentalities that have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, the Farmers Home Administration, the Federal Housing Administration, the Maritime Administration, the Small Business Administration and The Tennessee Valley Authority. An instrumentality of the U.S. government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, the Central Bank for Cooperatives, Federal Intermediate Credit Banks and FNMA. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. In addition, the Fund may invest in sovereign debt obligations of non-U.S. countries. A sovereign debtor's willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which it may be subject.

             (2) The Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by the Fund may not be fully insured. The Fund may only invest in certificates of deposit issued by U.S. banks with at least $1 billion in assets.

             (3) The Fund may invest in bankers' acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

             (4) The Fund may invest in repurchase agreements, which involve purchases of debt securities with counterparties that are deemed by First Trust to present acceptable credit risks. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The portfolio managers monitor the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The portfolio managers do so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

             (5) The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

             (6) The Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The Fund's portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Fund may invest in commercial paper only if its has received the highest rating from at least one nationally recognized statistical rating organization or, if unrated, judged by First Trust to be of comparable quality.

             (7) The Fund may invest in shares of money market funds, as consistent with its investment objective and policies. Shares of money market funds are subject to management fees and other expenses of those funds. Therefore, investments in money market funds will cause the Fund to bear proportionately the costs incurred by the money market funds' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies. Although money market funds that operate in accordance with Rule 2a-7 under the 1940 Act seek to preserve a $1.00 share price, it is possible for the Fund to lose money by investing in money market funds.

      Illiquid Securities. The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to First Trust the day-to-day determination of the illiquidity of any equity or fixed-income security, although it has retained oversight for such determinations. With respect to Rule 144A securities, First Trust considers factors such as (i) the nature of the market for a security (including the institutional private resale market, the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security, the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer); (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments); and (iii) other permissible relevant factors.

      Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

PORTFOLIO TURNOVER

      The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund's investment portfolio that is bought and sold during a year is known as the Fund's portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes.

LENDING OF PORTFOLIO SECURITIES

      In order to generate additional income, as a non-principal investment strategy, First Trust is authorized to select the Fund, with notice to the Board of Trustees, to lend portfolio securities representing up to 33-1/3% of the value of their total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Fund will only enter into domestic loan arrangements with broker-dealers, banks or other institutions which First Trust has determined are creditworthy under guidelines approved by the Board of Trustees. The Fund will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans. First Trust may select any Fund to participate in the securities lending program, at its discretion with notice to the Board of Trustees.

      In these loan arrangements, the Fund will receive collateral in the form of cash, U.S. government securities or other high-grade debt obligations equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the securities loaned as determined at the time of loan origination. This collateral must be valued daily by First Trust or the applicable Fund's lending agent and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on the securities. Loans are subject to termination at any time by the Fund or the borrower. While the Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment. When the Fund lends portfolio securities to a borrower, payments in lieu of dividends made by the borrower to the Fund will not constitute "qualified dividends" taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities.

                             SUBLICENSE AGREEMENTS

      The Trust on behalf of the Fund has entered into a sublicense agreement (the "Sublicense Agreement") with First Trust, FTP and ZyFin Research Private Limited (the "Index Provider") that grants the Fund and First Trust an exclusive and transferable sublicense to use certain intellectual property of such Index Provider in connection with the issuance, distribution, marketing and/or promotion of the applicable Fund. Pursuant to each Sublicense Agreement, the Trust on behalf of the Fund and First Trust have agreed to be bound by certain provisions of the product license agreement by and between the Index Provider and FTP (each a "Product License Agreement").

                                INVESTMENT RISKS

Overview

      An investment in the Fund should be made with an understanding of the risks that an investment in the Fund's shares entails, including the risk that the financial condition of the issuers of the equity securities held by the Fund or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. The past market and earnings performance of any of the securities included in the Fund is not predictive of their future performance.

Common Stocks Risk

      Equity securities are especially susceptible to general market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

      Shareholders of common stocks of the type held by the Fund have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Fund will fluctuate over the life of the Fund and may be more or less than the price at which they were purchased by the Fund. The equity securities held in the Fund may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of the Fund's purchase and sale of the equity securities and other factors.

      Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends, and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation, which are senior to those of common stockholders.

Cyber Security Risk

      As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

Dividends Risk

      Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Fund have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or have otherwise been settled. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Cumulative preferred stock dividends must be paid before common stock dividends, and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation that are senior to those of common stockholders.

Liquidity Risk

      Whether or not the equity securities in the Fund are listed on a securities exchange, the principal trading market for certain of the equity securities in the Fund may be in the over-the-counter ("OTC") market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

Litigation Risk

      At any time litigation may be instituted on a variety of grounds with respect to the common stocks held by the Fund. The Fund is unable to predict whether litigation that has been or will be instituted might have a material adverse effect on the Fund.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

      The general supervision of the duties performed for the Fund under the investment management agreement is the responsibility of the Board of Trustees. There are five Trustees of the Trust, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Trustees who are not officers or employees of First Trust or any of its affiliates ("Independent Trustees"). The Trustees set broad policies for the Fund, choose the Trust's officers and hire the Trust's investment advisor. The officers of the Trust manage its day-to-day operations and are responsible to the Trust's Board of Trustees. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable. Each Trustee has been elected for an indefinite term. The officers of the Trust serve indefinite terms. Each Trustee, except for James A. Bowen, is an Independent Trustee. Mr. Bowen is deemed an "interested person" (as that term is defined in the 1940 Act) ("Interested Trustee") of the Trust due to his position as Chief Executive Officer of First Trust, investment advisor to the Fund.

                                                                                                                         OTHER
                                                                                                    NUMBER OF       TRUSTEESHIPS OR
                                                                                                PORTFOLIOS IN THE    DIRECTORSHIPS
                                                    TERM OF OFFICE AND                           FIRST TRUST FUND   HELD BY TRUSTEE
        NAME, ADDRESS         POSITION AND OFFICES  YEAR FIRST ELECTED  PRINCIPAL OCCUPATIONS    COMPLEX OVERSEEN  DURING THE PAST 5
      AND DATE OF BIRTH            WITH TRUST          OR APPOINTED      DURING PAST 5 YEARS        BY TRUSTEE           YEARS

Trustee Who Is an Interested
Person of the Trust
----------------------------

James A. Bowen(1)             Chairman of the       o Indefinite term  Chief Executive          ___ Portfolios     None
120 East Liberty Drive,       Board and Trustee                        Officer, First Trust
  Suite 400                                                            Advisors L.P. and First
Wheaton, IL 60187                                   o Since inception  Trust Portfolios L.P.;
D.O.B.: 09/55                                                          Chairman of the Board
                                                                       of Directors, BondWave
                                                                       LLC (Software
                                                                       Development
                                                                       Company/Investment
                                                                       Advisor) and
                                                                       Stonebridge Advisors
                                                                       LLC (Investment
                                                                       Advisor)

Independent Trustees
----------------------------

Richard E. Erickson           Trustee               o Indefinite term  Physician; President,    ___ Portfolios     None
c/o First Trust Advisors                                               Wheaton Orthopedics;
L.P.                                                                   Limited Partner,
120 East Liberty Drive,                             o Since inception  Gundersen Real Estate
  Suite 400                                                            Limited Partnership;
Wheaton, IL 60187                                                      Member, Sportsmed LLC
D.O.B.: 04/51



Thomas R. Kadlec              Trustee               o Indefinite term  President, ADM Investor  ___ Portfolios     Director of ADM
c/o First Trust Advisors                                               Services, Inc. (Futures                     Investor
L.P.                                                o Since inception  Commission Merchant)                        Services, Inc.,
120 East Liberty Drive,                                                                                            ADM Investor
  Suite 400                                                                                                        Services
Wheaton, IL 60187                                                                                                  International
D.O.B.: 11/57                                                                                                      and Futures
                                                                                                                   Industry
                                                                                                                   Association

Robert F. Keith               Trustee               o Indefinite term  President, Hibs          ___ Portfolios     Director of
c/o First Trust Advisors                                               Enterprises (Financial                      Trust Company of
L.P.                                                o Since inception  and Management                              Illinois
120 East Liberty Drive,                                                Consulting)
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56

                                                                                                                         OTHER
                                                                                                    NUMBER OF       TRUSTEESHIPS OR
                                                                                                PORTFOLIOS IN THE    DIRECTORSHIPS
                                                    TERM OF OFFICE AND                           FIRST TRUST FUND   HELD BY TRUSTEE
        NAME, ADDRESS         POSITION AND OFFICES  YEAR FIRST ELECTED  PRINCIPAL OCCUPATIONS    COMPLEX OVERSEEN  DURING THE PAST 5
      AND DATE OF BIRTH            WITH TRUST          OR APPOINTED      DURING PAST 5 YEARS        BY TRUSTEE           YEARS

Niel B. Nielson               Trustee               o Indefinite term  Managing Director and    ___ Portfolios     Director of
c/o First Trust Advisors                                               Chief Operating Officer                     Covenant
L.P.                                                o Since inception  (January 2015 to                            Transport Inc.
120 East Liberty Drive,                                                present), Pelita                            (May 2003 to May
  Suite 400                                                            Harapan Educational                         2014)
Wheaton, IL 60187                                                      Foundation (Educational
D.O.B.: 03/54                                                          Products and Services);
                                                                       President and Chief
                                                                       Executive Officer (June
                                                                       2012 to September
                                                                       2014), Servant
                                                                       Interactive LLC
                                                                       (Educational Products
                                                                       and Services);
                                                                       President and Chief
                                                                       Executive Officer (June
                                                                       2012 to September
                                                                       2014), Dew Learning LLC
                                                                       (Educational Products
                                                                       and Services);
                                                                       President (June 2002 to
                                                                       June 2012), Covenant
                                                                       College

Officers of the Trust
----------------------------

James M. Dykas                President and Chief   o Indefinite term  Managing Director and    N/A                 N/A
120 East Liberty Drive,       Executive Officer                        Chief Financial Officer
  Suite 400                                                            (January 2016 to
Wheaton, IL 60187                                   o Since January    present), Controller
D.O.B.: 01/66                                         2016             (January 2011 to
                                                                       January 2016), Senior
                                                                       Vice President
                                                                       (April 2007 to January
                                                                       2016), First Trust
                                                                       Advisors L.P. and First
                                                                       Trust Portfolios L.P.

Donald Swade                  Treasurer, Chief      o Indefinite term  Vice President (April    N/A                N/A
120 East Liberty Drive,       Financial Officer                        2012 to present), First
  Suite 400                   and Chief Accounting  o Since January    Trust Advisors L.P. and
Wheaton, IL 60187             Officer                 2016             First Trust Portfolios
D.O.B.: 08/72                                                          L.P., Vice President
                                                                       (September 2006 to
                                                                       April 2012), Guggenheim
                                                                       Funds Investment
                                                                       Advisors, LLC/Claymore
                                                                       Securities, Inc.



W. Scott Jardine              Secretary and Chief   o Indefinite term  General Counsel, First   N/A                N/A
120 East Liberty Drive,       Legal Officer                            Trust Advisors L.P. and
  Suite 400                                         o Since inception  First Trust Portfolios
Wheaton, IL 60187                                                      L.P.; Secretary and
D.O.B.: 05/60                                                          General Counsel,
                                                                       BondWave LLC (Software
                                                                       Development
                                                                       Company/Investment
                                                                       Advisor) and Secretary,
                                                                       Stonebridge Advisors
                                                                       LLC (Investment
                                                                       Advisor)

                                                                                                                         OTHER
                                                                                                    NUMBER OF       TRUSTEESHIPS OR
                                                                                                PORTFOLIOS IN THE    DIRECTORSHIPS
                                                    TERM OF OFFICE AND                           FIRST TRUST FUND   HELD BY TRUSTEE
        NAME, ADDRESS         POSITION AND OFFICES  YEAR FIRST ELECTED  PRINCIPAL OCCUPATIONS    COMPLEX OVERSEEN  DURING THE PAST 5
      AND DATE OF BIRTH            WITH TRUST          OR APPOINTED      DURING PAST 5 YEARS        BY TRUSTEE           YEARS

Daniel J. Lindquist           Vice President        o Indefinite term  Managing Director (July  N/A                N/A
120 East Liberty Drive,                                                2012 to present),
  Suite 400                                         o Since inception  Senior
Wheaton, IL 60187                                                      Vice President
D.O.B.: 02/70                                                          (September
                                                                       2005 to July 2012),
                                                                       First
                                                                       Trust Advisors L.P. and
                                                                       First Trust Portfolios
                                                                       L.P.

Kristi A. Maher               Chief Compliance      o Indefinite term  Deputy General Counsel,  N/A                N/A
120 East Liberty Drive,       Officer and                              First Trust Advisors
  Suite 400                   Assistant Secretary   o Chief            L.P. and First Trust
Wheaton, IL 60187                                     Compliance       Portfolios L.P.
D.O.B.: 12/66                                         Officer Since
                                                      inception

                                                    o Assistant
                                                      Secretary Since
                                                      inception

Roger F. Testin               Vice President        o Indefinite term  Senior Vice President,   N/A                N/A
120 East Liberty Drive,                                                First Trust Advisors
  Suite 400                                         o Since inception  L.P. and First Trust
Wheaton, IL 60187                                                      Portfolios L.P.
D.O.B.: 06/66

Stan Ueland                   Vice President        o Indefinite term  Senior Vice President    N/A                N/A
120 East Liberty Drive,                                                (September 2012 to
  Suite 400                                         o Since inception  present), Vice
Wheaton, IL 60187                                                      President (August 2005
D.O.B.: 11/70                                                          to September 2012)
                                                                       First Trust Advisors
                                                                       L.P. and First Trust
                                                                       Portfolios L.P.

------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust, investment advisor of the Fund.

UNITARY BOARD LEADERSHIP STRUCTURE

      Each Trustee serves as a trustee of all open-end and closed-end funds in the First Trust Fund Complex (as defined below), which is known as a "unitary" board leadership structure. Each Trustee currently serves as a trustee of First Trust Series Fund and First Trust Variable Insurance Trust, open-end funds with seven portfolios advised by First Trust; First Trust Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust Mortgage Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Dividend and Income Fund, First Trust High Income Long/Short Fund, First Trust Energy Infrastructure Fund, First Trust MLP and Energy Income Fund, First Trust New Opportunities MLP & Energy Fund, First Trust Dynamic Europe Equity Income Fund and First Trust Intermediate Duration Preferred & Income Fund, closed-end funds advised by First Trust; First

Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange-Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded Fund VIII, First Trust Exchange-Traded AlphaDEX(R) Fund and First Trust Exchange-Traded AlphaDEX(R) Fund II, exchange-traded funds with ___ portfolios advised by First Trust (each a "First Trust Fund" and collectively, the "First Trust Fund Complex"). None of the Trustees who are not "interested persons" of the Trust, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios L.P. or their affiliates.

      The management of the Fund, including general supervision of the duties performed for the Fund under the investment management agreement between the Trust, on behalf of the Fund, and the Advisor, is the responsibility of the Board of Trustees. The Trustees of the Trust set broad policies for the Fund, choose the Trust's officers and hire the Fund's investment advisor and other service providers. The officers of the Trust manage the day to-day operations and are responsible to the Trust's Board. The Trust's Board is composed of four Independent Trustees and one Interested Trustee. The Interested Trustee, James
A. Bowen, serves as the Chairman of the Board for each fund in the First Trust Fund Complex.

      The same five persons serve as Trustees on the Trust's Board and on the Boards of all other First Trust Funds. The unitary board structure was adopted for the First Trust Funds because of the efficiencies it achieves with respect to the governance and oversight of the First Trust Funds. Each First Trust Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the First Trust Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the First Trust Funds, including among the First Trust exchange-traded funds, the Board of the First Trust Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all First Trust Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which will, as a body, possess the appropriate skills, diversity, independence and experience to oversee the Fund's business.

      Annually, the Board reviews its governance structure and the committee structures, their performance and functions, and it reviews any processes that would enhance Board governance over the Fund's business. The Board has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the First Trust Fund Complex as a whole.

      In order to streamline communication between the Advisor and the Independent Trustees and create certain efficiencies, the Board has a Lead Independent Trustee who is responsible for: (i) coordinating activities of the Independent Trustees; (ii) working with the Advisor, Fund counsel and the independent legal counsel to the Independent Trustees to determine the agenda for Board meetings; (iii) serving as the principal contact for and facilitating communication between the Independent Trustees and the Fund's service providers, particularly the Advisor; and (iv) any other duties that the Independent Trustees may delegate to the Lead Independent Trustee. The Lead Independent Trustee is selected by the Independent Trustees and serves a three year term or until his or her successor is selected.

      The Board has established four standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board and its committees meet frequently throughout the year to oversee the Fund's activities, review contractual arrangements with and performance of service providers, oversee compliance with regulatory requirements, and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings (other than meetings of the Executive Committee). Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law.

      The three Committee Chairmen and the Lead Independent Trustee rotate every three years in serving as Chairman of the Audit Committee, the Nominating and Governance Committee or the Valuation Committee or as Lead Independent Trustee. The Lead Independent Trustee and immediate past Lead Independent Trustee also serve on the Executive Committee with the Interested Trustee.

      The four standing committees of the First Trust Fund Complex are: the Executive Committee (and Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Trust's Declaration of Trust and By Laws. Such Committee is also responsible for the declaration and setting of dividends. Mr. Kadlec, Mr. Bowen and Mr. Keith are members of the Executive Committee.

      The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Trust's Board of Trustees. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including shareholders. The Board of Trustees adopted a mandatory retirement age of 75 for Trustees, beyond which age Trustees are ineligible to serve. The Committee will not consider new trustee candidates who are 72 years of age or older. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund should mail such recommendation to
W. Scott Jardine, Secretary, at the Trust's address, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. Such recommendation shall include the following information: (i) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund shareholder); (ii) a full description of the proposed candidate's background, including education, experience, current employment and date of birth; (iii) names and addresses of at least three professional references for the candidate; (iv) information as to whether the candidate is an "interested person" in relation to the Fund, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and (v) any other information that may be helpful to the Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chairman of the Nominating and Governance Committee and to counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination.

      The Valuation Committee is responsible for the oversight of the valuation procedures of the Fund (the "Valuation Procedures"), for determining the fair value of the Fund's securities or other assets under certain circumstances as described in the Valuation Procedures and for evaluating the performance of any pricing service for the Fund. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Valuation Committee.

      The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Kadlec, Keith and Nielson serve on the Audit Committee.

EXECUTIVE OFFICERS

      The executive officers of the Trust hold the same positions with each fund in the First Trust Fund Complex (representing ___ portfolios) as they hold with the Trust.

RISK OVERSIGHT

      As part of the general oversight of the Fund, the Board is involved in the risk oversight of the Fund. The Board has adopted and periodically reviews policies and procedures designed to address the Fund's risks. Oversight of investment and compliance risk is performed primarily at the Board level in conjunction with the Advisor's investment oversight group and the Trust's Chief Compliance Officer ("CCO"). Oversight of other risks also occurs at the committee level. The Advisor's investment oversight group reports to the Board at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance. The Board reviews reports on the Fund's and the service providers' compliance policies and procedures at each quarterly Board meeting and receives an annual report from the CCO regarding the operations of the Fund's and the service providers' compliance program. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Advisor the Fund's major financial risk exposures and the steps the Advisor has taken to monitor and control these exposures, including the Fund's risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating and Governance Committee monitors all matters related to the corporate governance of the Trust. The Valuation

Committee monitors valuation risk and compliance with the Fund's Valuation Procedures and oversees the pricing services and actions by the Advisor's Pricing Committee with respect to the valuation of portfolio securities.

      Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Advisor or other service providers. For instance, as the use of Internet technology has become more prevalent, the Fund and its service providers have become more susceptible to potential operational risks through breaches in cyber security (generally, intentional and unintentional events that may cause the Fund or a service provider to lose proprietary information, suffer data corruption or lose operational capacity). There can be no guarantee that any risk management systems established by the Fund, its service providers, or issuers of the securities in which the Fund invests to reduce cyber security risks will succeed, and the Fund cannot control such systems put in place by service providers, issuers or other third parties whose operations may affect the Fund and/or its shareholders. Moreover, it is necessary to bear certain risks (such as investment related risks) to achieve the Fund's goals. As a result of the foregoing and other factors, the Fund's ability to manage risk is subject to substantial limitations.

BOARD DIVERSIFICATION AND TRUSTEE QUALIFICATIONS

      As described above, the Nominating and Governance Committee of the Board oversees matters related to the nomination of Trustees. The Nominating and Governance Committee seeks to establish an effective Board with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocation, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Advisor, underwriters or other service providers, including any affiliates of these entities.

      Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust's business and structure.

      Richard E. Erickson, M.D., is an orthopedic surgeon and President of Wheaton Orthopedics. He also has been a co-owner and director of a fitness center and a limited partner of two real estate companies. Dr. Erickson has served as a Trustee of each First Trust Fund since its inception. Dr. Erickson has also served as the Lead Independent Trustee and on the Executive Committee (2008 - 2009), Chairman of the Nominating and Governance Committee (2003 -
2007), Chairman of the Audit Committee (2012 - 2013) and Chairman of the Valuation Committee (June 2006 - 2007 and 2010 - 2011) of the First Trust Funds. He currently serves as Chairman of the Nominating and Governance Committee (since January 1, 2014) of the First Trust Funds.

      Thomas R. Kadlec is President of ADM Investor Services Inc. ("ADMIS"), a futures commission merchant and wholly-owned subsidiary of the Archer Daniels Midland Company ("ADM"). Mr. Kadlec has been employed by ADMIS and its affiliates since 1990 in various accounting, financial, operations and risk management capacities. Mr. Kadlec serves on the boards of several international affiliates of ADMIS and is a member of ADM's Integrated Risk Committee, which is tasked with the duty of implementing and communicating enterprise-wide risk management. In 2014, Mr. Kadlec was elected to the board of the Futures Industry Association. Mr. Kadlec has served as a Trustee of each First Trust Fund since its inception. Mr. Kadlec also served on the Executive Committee from the organization of the first First Trust closed-end fund in 2003 until he was elected as the first Lead Independent Trustee in December 2005, serving as such through 2007. He also served as Chairman of the Valuation Committee (2008 -
2009), Chairman of the Audit Committee (2010 - 2011) and Chairman of the Nominating and Governance Committee (2012 - 2013). He currently serves as Lead Independent Trustee and on the Executive Committee (since January 1, 2014) of the First Trust Funds.

      Robert F. Keith is President of Hibs Enterprises, a financial and management consulting firm. Mr. Keith has been with Hibs Enterprises since 2003. Prior thereto, Mr. Keith spent 18 years with ServiceMaster and Aramark, including three years as President and COO of ServiceMaster Consumer Services, where he led the initial expansion of certain products overseas; five years as President and COO of ServiceMaster Management Services; and two years as President of Aramark ServiceMaster Management Services. Mr. Keith is a certified public accountant and also has held the positions of Treasurer and Chief Financial Officer of ServiceMaster, at which time he oversaw the financial aspects of ServiceMaster's expansion of its Management Services division into Europe, the Middle East and Asia. Mr. Keith has served as a Trustee of the First Trust Funds since June 2006. Mr. Keith has also served as the Chairman of the Audit Committee (2008 - 2009) and Chairman of the Nominating and Governance Committee (2010 - 2011) of the First Trust Funds. He served as Lead Independent Trustee and on the Executive Committee (2012 - 2013) and currently serves as Chairman of the Valuation Committee (since January 1, 2014) and on the Executive Committee (since January 31, 2014) of the First Trust Funds.

      Niel B. Nielson, Ph.D., has been the Managing Director and Chief Operating Officer of Pelita Harapan Educational Foundation, a global provider of educational products and services since January 2015. Mr. Nielson formerly served as the President and Chief Executive Officer of Dew Learning LLC from June 2012 through September 2014, President of Covenant College (2002 - 2012), and as a partner and trader (of options and futures contracts for hedging options) for Ritchie Capital Markets Group (1996 - 1997), where he held an administrative management position at this proprietary derivatives trading company. He also held prior positions in new business development for ServiceMaster Management Services Company and in personnel and human resources for NationsBank of North Carolina, N.A. and Chicago Research and Trading Group, Ltd. ("CRT"). His international experience includes serving as a director of CRT Europe, Inc. for two years, directing out of London all aspects of business conducted by the U.K. and European subsidiary of CRT. Prior to that, Mr. Nielson was a trader and manager at CRT in Chicago. Mr. Nielson has served as a Trustee of each First Trust Fund since its inception and of the First Trust Funds since 1999. Mr. Nielson has also served as the Chairman of the Audit Committee (2003 -

2006), Chairman of the Valuation Committee (2007 - 2008), Chairman of the Nominating and Governance Committee (2008 - 2009) and Lead Independent Trustee and a member of the Executive Committee (2010 - 2011). He currently serves as Chairman of the Audit Committee (since January 1, 2014) of the First Trust Funds.

      James A. Bowen is Chief Executive Officer of First Trust Advisors L.P. and First Trust Portfolios L.P. Mr. Bowen is involved in the day-to-day management of the First Trust Funds and serves on the Executive Committee. He has over 26 years of experience in the investment company business in sales, sales management and executive management. Mr. Bowen has served as a Trustee of each First Trust Fund since its inception and of the First Trust Funds since 1999.

      Effective January 1, 2016, the fixed annual retainer paid to the Independent Trustees is $230,000 per year and an annual per fund fee is $2,500 for each closed-end fund and actively managed fund and $250 for each index fund. The fixed annual retainer is allocated equally among each fund in the First Trust Fund Complex rather than being allocated pro rata based on each fund's net assets. Additionally, the Lead Independent Trustee is paid $30,000 annually, the Chairman of the Audit Committee is paid $20,000 annually and the Chairman of the Nominating and Governance Committee is paid $10,000 annually to serve in such capacities with compensation allocated pro rata among each fund in the First Trust Complex based on its net assets.

      The following table sets forth the estimated compensation (including reimbursement for travel and out-of-pocket expenses) to be paid by the Fund for one fiscal year and the actual compensation paid by the First Trust Fund Complex to each of the Independent Trustees for the calendar year ended December 31, 2015, respectively. The Trust has no retirement or pension plans. The officers and Trustee who are "interested persons" as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by First Trust.

                          ESTIMATED COMPENSATION FROM              TOTAL COMPENSATION FROM
 NAME OF TRUSTEE                  THE FUND(1)                  THE FIRST TRUST FUND COMPLEX(2)
 Richard E. Erickson                                                       $352,350
 Thomas R. Kadlec                                                          $361,500
 Robert F. Keith                                                           $357,350
 Niel B. Nielson                                                           $356,500
--------------------

(1) The estimated compensation to be paid by the Fund to the Independent Trustees for one fiscal year for services to the Fund.
(2) The total compensation paid to the Independent Trustees for the calendar year ended December 31, 2015 for services to the 120 portfolios, which consists of seven open-end mutual funds, 16 closed-end funds and 97 exchange-traded funds.

      The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Fund and in other funds overseen by the Trustees in the First Trust Fund Complex as of December 31, 2015:

                                    DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND

                                                                      Aggregate Dollar Range of Equity
                                                                        Securities in All Registered
                                                                      Investment Companies Overseen by
                       Dollar Range of Equity Securities in             Trustee in First Trust Fund
                                     the Fund                                     Complex

Interested Trustee
James A. Bowen                         None                                    Over $100,000

Independent Trustees
Richard E. Erickson                    None                                    Over $100,000
Thomas R. Kadlec                       None                                    Over $100,000
Robert F. Keith                        None                                    Over $100,000
Niel B. Nielson                        None                                    Over $100,000

      As of ___________, 2016, the Independent Trustees of the Trust and immediate family members do not own beneficially or of record any class of securities of an investment advisor or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

      As of ___________, 2016 the officers and Trustees, in the aggregate, owned less than 1% of the shares of the Fund.

      As of ___________, 2016, First Trust Portfolios was the sole shareholder of the Fund. As sole shareholder, First Trust Portfolios has the ability to control the outcome of any item presented to shareholders for approval.

      As of ____________, 2015, the Advisor did not own any shares of the Fund.

      Investment Advisor. Investment Advisor. First Trust, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, is the investment advisor to the Fund. First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, the Chief Executive Officer of First Trust. First Trust discharges its responsibilities to the Fund subject to the policies of the Board of Trustees.

      First Trust provides investment tools and portfolios for advisors and investors. First Trust is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline are deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

      First Trust acts as investment advisor for and manages the investment and reinvestment of the assets of the Fund. First Trust also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

      Pursuant to an investment management agreement between First Trust and the Trust (the "Investment Management Agreement"), First Trust will manage the investment of the Fund's assets and will be responsible for paying all expenses of the Fund, excluding the fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions, acquired fund fees, if any, and expenses and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual management fee in the amount set forth below.

                             ANNUAL MANAGEMENT FEE

                        ___% of average daily net assets

      For the Fund, First Trust will manage the investment of the Fund's assets and will be responsible for paying all expenses of the Fund, excluding the fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

      Under the Investment Management Agreements, First Trust shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of First Trust in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreements terminate automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to First Trust, or by First Trust on 60 days' written notice to the Fund.

      Investment Committee. The Investment Committee of First Trust (the "Investment Committee") is primarily and jointly responsible for the day-to-day management of the Fund. There are currently six members of the Investment Committee, as follows:

                               POSITION WITH              LENGTH OF SERVICE       PRINCIPAL OCCUPATION
NAME                           FIRST TRUST                WITH FIRST TRUST        DURING PAST FIVE YEARS

Daniel J. Lindquist            Chairman of the            Since 2004              Managing Director (July 2012
                               Investment Committee and                           to present), Senior Vice
                               Managing Director                                  President (September 2005 to
                                                                                  July 2012)

                               POSITION WITH              LENGTH OF SERVICE       PRINCIPAL OCCUPATION
NAME                           FIRST TRUST                WITH FIRST TRUST        DURING PAST FIVE YEARS

David G. McGarel               Chief Investment Officer,  Since 1997              Chief Operating Officer
                               Chief Operating Officer                            (January 2016 to present),
                               and Managing Director                              Chief Investment Officer (June
                                                                                  2012 to present), Managing
                                                                                  Director (July 2012 to
                                                                                  present), Senior Vice
                                                                                  President (September 2005 to
                                                                                  July 2012), First Trust
                                                                                  Advisors L.P.  and First Trust
                                                                                  Portfolios L.P.

Jon C. Erickson                Senior Vice President      Since 1994              Senior Vice President, First
                                                                                  Trust Advisors L.P. and First
                                                                                  Trust Portfolios L.P.

Roger F. Testin                Senior Vice President      Since 2001              Senior Vice President, First
                                                                                  Trust Advisors L.P.  and First
                                                                                  Trust Portfolios L.P.

Stan Ueland                    Senior Vice President      Since 2005              Senior Vice President (October
                                                                                  2012 to present), Vice
                                                                                  President (August 2005 to
                                                                                  September 2012), First Trust
                                                                                  Advisors L.P. and First Trust
                                                                                  Portfolios L.P.

Chris A. Peterson              Senior Vice President      Since 2000              Senior Vice President, First
                                                                                  Trust Advisors L.P. and First
                                                                                  Trust Portfolios L.P.

      Daniel J. Lindquist: Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is also responsible for overseeing the implementation of the Fund's investment strategies.

      David G. McGarel: As First Trust's Chief Investment Officer, Mr. McGarel consults with the Investment Committee on market conditions and First Trust's general investment philosophy. As Chief Operating Officer, Mr. McGarel is responsible for First Trust and FTP operations, including information systems, trust administration and First Trust administration.

      Jon C. Erickson: As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by Fund that do not utilize quantitative investment strategies.

      Roger F. Testin: As head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in the Fund's portfolio.

      Stan Ueland: Mr. Ueland executes the investment strategies of the Fund.

      Chris A. Peterson: Mr. Peterson is a Senior Vice President and head of the Portfolio Advisor's strategy research group at First Trust. Mr. Peterson is responsible for developing and implementing quantitative equity investment strategies.

      No member of the Investment Committee beneficially owns any shares of the Fund.

      Compensation. The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based upon criteria such as performance of the Fund or the value of assets included in the Fund's portfolios. In addition Mr. Erickson, Mr. Lindquist, Mr. McGarel and Mr. Ueland also have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

      The Investment Committee manages the investment vehicles (other than the Fund of the Trust) with the number of accounts and assets, as of the fiscal year ended July 31, 2015, set forth in the table below:

                    ACCOUNTS MANAGED BY INVESTMENT COMMITTEE

                                            REGISTERED               OTHER POOLED
                                            INVESTMENT                INVESTMENT
                                             COMPANIES                 VEHICLES               OTHER ACCOUNTS
                                             NUMBER OF                 NUMBER OF                 NUMBER OF
                                             ACCOUNTS                  ACCOUNTS                  ACCOUNTS
INVESTMENT COMMITTEE MEMBER                 ($ ASSETS)                ($ ASSETS)                ($ ASSETS)

Daniel J. Lindquist

David G. McGarel

Jon C. Erickson

Roger F. Testin

Stan Ueland

Chris A. Peterson

--------------------

      Conflicts. None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of the Fund's investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategy of the Fund and the investment strategies of many of the other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Fund and other accounts managed by the Investment Committee generally result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Fund and other accounts managed by the Investment Committee.

                             BROKERAGE ALLOCATIONS

      First Trust is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to First Trust and its clients. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers and, on occasion, the issuers. Commissions will be paid on the Fund's futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Fund may pay markups on principal transactions. In selecting broker-dealers and in negotiating commissions, First Trust considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of shares.

      Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Such brokerage and research services are often referred to as "soft dollars." First Trust has advised the Board of Trustees that it does not currently intend to use soft dollars.

      Notwithstanding the foregoing, in selecting brokers, First Trust may in the future consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust or the Trust. In addition, First Trust must determine that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The Investment Management Agreement provides that such higher commissions will not be paid by the Fund unless the Advisor determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Fund to First Trust under the Investment Management Agreement would not be reduced as a result of receipt by First Trust of research services.

      First Trust places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Fund effects its securities transactions may be used by First Trust in servicing all of its accounts; not all of such services may be used by First Trust in connection with the Fund. First Trust believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. First Trust seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by First Trust are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

 CUSTODIAN, ADMINISTRATOR, FUND ACCOUNTANT, TRANSFER AGENT, DISTRIBUTOR, INDEX
                             PROVIDERS AND EXCHANGE

      Custodian, Administrator, Fund Accountant and Transfer Agent. The Bank of New York Mellon Corporation ("BNYM"), as custodian for the Fund pursuant to a Custodian Agreement, holds the Fund's assets. Also, pursuant to an Administrative Agency Agreement, BNYM provides certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions and certain other books and records; acting as liaison with the Fund's independent registered public accounting firm by providing such accountant with various audit-related information with respect to the Fund; and providing other continuous accounting and administrative services. BNYM also serves as the Fund's transfer agent pursuant to an Administrative Agency Agreement. BNYM is located at 101 Barclay Street, New York, New York 10286.

      Pursuant to the Administrative Agency Agreement, the Trust on behalf of the Fund has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

      Pursuant to the Administrative Agency Agreement between BNYM and the Trust, the Fund has agreed to pay such compensation as is mutually agreed from time to time and such out-of-pocket expenses as incurred by BNYM in the performance of its duties.

      Distributor. First Trust Portfolios L.P., an affiliate of First Trust, is the distributor ("FTP" or the "Distributor") and principal underwriter of the shares of the Fund. Its principal address is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Unit Aggregations."

      12b-1 Plan. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which the Fund may reimburse the Distributor up to a maximum annual rate of 0.25% of its average daily net assets.

      Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. With the exception of the Distributor and its affiliates, no "interested person" of the Trust (as that term is defined in the 1940 Act) and no Trustee of the Trust has a direct or indirect financial interest in the operation of the Plan or any related agreement.

      No fee is currently paid by the Fund under the Plan, and pursuant to a contractual agreement, the Fund will not pay 12b-1 fees any time before ___________, 2018.

      Aggregations. Fund shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority ("FINRA").

      The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

      The Distributor has entered into agreements with participants that utilize the facilities of the Depository Trust Company (the "DTC Participants"), which have international operational capabilities and place orders for Creation Unit Aggregations of Fund shares. Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) shall be DTC Participants (as defined in "DTC Acts as Securities Depository for Fund Shares" below).

      Index Providers. The Index that the Fund seeks to track is compiled by [ZyFin Research Private Limited.]

      The Index Provider is not affiliated with the Fund, FTP or First Trust. The Fund is entitled to use the applicable Index pursuant to a sublicensing arrangement by and among the Trust on behalf of the Fund, its respective Index Provider, First Trust and FTP, which in turn has a license agreement with each Index Provider.

      First Trust does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Index or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

      [The Fund is not sponsored, endorsed, sold or promoted by ZyFin Research Private Limited. ZyFin Research Private Limited has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. ZyFin Research Private Limited makes no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Index to track general stock market performance. ZyFin Research Private Limited' only relationship to First Trust ("Licensee") is in the licensing of certain trade names of ZyFin Research Private Limited and the use of the Index which are determined, composed and calculated by ZyFin Research Private Limited without regard to Licensee or the Fund. ZyFin Research Private Limited has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. ZyFin Research Private Limited is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. ZyFin Research Private Limited has no liability in connection with the administration, marketing or trading of the Fund.

      ZYFIN RESEARCH PRIVATE LIMITED DOES NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDEX OR ANY DATA INCLUDED THEREIN. ZYFIN RESEARCH PRIVATE LIMITED MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. ZYFIN RESEARCH PRIVATE LIMITED MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE

FOREGOING, IN NO EVENT SHALL ZYFIN RESEARCH PRIVATE LIMITED HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.]

      Exchange. The only relationship that NYSE Arca has with First Trust or the Distributor of the Fund in connection with the Fund is that NYSE Arca lists the shares of the Fund and disseminates the intra-day portfolio values of the Fund pursuant to its listing agreement with the Trust. NYSE Arca is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the shares of the Fund or in the determination or calculation of the net asset value of the Fund. NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Fund.

                ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

      First Trust or its affiliates may from time to time make payments, out of their own resources, to certain financial intermediaries that sell shares of First Trust mutual funds and ETFs ("First Trust Funds") to promote the sales and retention of Fund shares by those firms and their customers. The amounts of these payments vary by intermediary. The level of payments that First Trust is willing to provide to a particular intermediary may be affected by, among other factors, (i) the firm's total assets or Fund shares held in and recent net investments into First Trust Funds, (ii) the value of the assets invested in the First Trust Funds by the intermediary's customers, (iii) redemption rates, (iv) its ability to attract and retain assets, (v) the intermediary's reputation in the industry, (vi) the level and/or type of marketing assistance and educational activities provided by the intermediary, (vii) the firm's level of participation in First Trust Funds' sales and marketing programs, (viii) the firm's compensation program for its registered representatives who sell Fund shares and provide services to Fund shareholders, and (ix) the asset class of the First Trust Funds for which these payments are provided. Such payments are generally asset-based but also may include the payment of a lump sum.

      First Trust may also make payments to certain intermediaries for certain administrative services and shareholder processing services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by First Trust under this category of services may be charged back to the Fund, subject to approval by the Board.

      First Trust and/or its affiliates may make payments, out of its own assets, to those firms as compensation and/or reimbursement for marketing support and/or program servicing to selected intermediaries that are registered as holders or dealers of record for accounts invested in one or more of the First Trust Funds or that make First Trust Fund shares available through certain selected Fund no-transaction fee institutional platforms and fee-based wrap programs at certain financial intermediaries. Program servicing payments typically apply to employee benefit plans, such as retirement plans, or fee-based advisory programs but may apply to retail sales and assets in certain situations. The payments are based on such factors as the type and nature of services or support furnished by the intermediary and are generally asset-based. Services for which an intermediary receives marketing support payments may include, but are not limited to, business planning assistance, advertising, educating the intermediary's personnel about First Trust Funds in connection with shareholder financial planning needs, placement on the intermediary's preferred or recommended fund list, and access to sales meetings, sales representatives and management representatives of the intermediary. In addition, intermediaries may be compensated for enabling representatives of First Trust and/or its affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other events sponsored by the intermediary. Services for which an intermediary receives program servicing payments typically include, but are not limited to, record keeping, reporting or transaction processing and shareholder communications and other account administration services, but may also include services rendered in connection with Fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. An intermediary may perform program services itself or may arrange with a third party to perform program services. These payments, if any, are in addition to the service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the First Trust Funds out of Fund assets.

      From time to time, First Trust and/or its affiliates, at its expense, may provide other compensation to intermediaries that sell or arrange for the sale of shares of the First Trust Funds, which may be in addition to marketing support and program servicing payments described above. For example, First Trust and/or its affiliates may: (i) compensate intermediaries for National Securities Clearing Corporation networking system services (e.g., shareholder communication, account statements, trade confirmations, and tax reporting) on an asset-based or per account basis; (ii) compensate intermediaries for providing Fund shareholder trading information; (iii) make one-time or periodic payments to reimburse selected intermediaries for items such as ticket charges (i.e., fees that an intermediary charges its representatives for effecting transactions in Fund shares) or exchange order, operational charges (e.g., fees that an intermediary charges for establishing the Fund on its trading system), and literature printing and/or distribution costs; (iv) at the direction of a retirement plan's sponsor, reimburse or pay direct expenses of an employee benefit plan that would otherwise be payable by the plan; and (v) provide payments to broker-dealers to help defray their technology or infrastructure costs.

      When not provided for in a marketing support or program servicing agreement, First Trust and/ or its affiliates may also pay intermediaries for enabling First Trust and/or its affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other intermediary employees, client and investor events and other intermediary-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. These payments may vary depending upon the nature of the event. First Trust and/or its affiliates make payments for such events as it deems appropriate, subject to its internal guidelines and applicable law.

      First Trust and/or its affiliates occasionally sponsor due diligence meetings for registered representatives during which they receive updates on various First Trust Funds and are afforded the opportunity to speak with portfolio managers. Although invitations to these meetings are not conditioned on selling a specific number of shares, those who have shown an interest in

First Trust Funds are more likely to be considered. To the extent permitted by their firm's policies and procedures, all or a portion of registered representatives' expenses in attending these meetings may be covered by First Trust and/or its affiliates.

      The amounts of payments referenced above made by First Trust and/or its affiliates could be significant and may create an incentive for an intermediary or its representatives to recommend or offer shares of the First Trust Funds to its customers. The intermediary may elevate the prominence or profile of the First Trust Funds within the intermediary's organization by, for example, placing the First Trust Funds on a list of preferred or recommended funds and/or granting First Trust and/or its affiliates preferential or enhanced opportunities to promote the First Trust Funds in various ways within the intermediary's organization. These payments are made pursuant to negotiated agreements with intermediaries. The payments do not change the price paid by investors for the purchase of a share or the amount the Fund will receive as proceeds from such sales. Furthermore, many of these payments are not reflected in the fees and expenses listed in the fee table section of the Fund's Prospectus because they are not paid by the Fund. The types of payments described herein are not mutually exclusive, and a single intermediary may receive some or all types of payments as described.

      Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. Investors can ask their intermediaries for information about any payments they receive from First Trust and/or its affiliates and the services it provides for those payments. Investors may wish to take intermediary payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

                             ADDITIONAL INFORMATION

      Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

      DTC Acts as Securities Depository for Fund Shares. Shares of the Fund are represented by securities registered in the name of The Depository Trust Company ("DTC") or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

      DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the "NYSE") and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

      Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of shares.

      Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

      Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

      The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

      DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

      Intra-Day Portfolio Value. The price of a non-U.S. security that is primarily traded on a non-U.S. exchange shall be updated every 15 seconds throughout its trading day, provided that, upon the closing of such non-U.S. exchange, the closing price of the security will be used throughout the remainder of the business day where the markets remain open. These exchange rates may differ from those used by First Trust and consequently result in intra-day portfolio values ("IPV") that may vary. Furthermore, in calculating the intra-day portfolio values of the Fund's shares, the Calculation Agent shall use the exchange rates throughout the day (9:00 a.m. to 4:15 p.m., Eastern Time) that it deems to be most appropriate.

      [Policy Regarding Investment In Other Investment Companies. The Fund will not rely on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 act to invest in other investment companies.]


                      PROXY VOTING POLICIES AND PROCEDURES

      The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently with the best interests of the Fund.

      The Board has delegated to First Trust the proxy voting responsibilities for the Fund and has directed First Trust to vote proxies consistent with the Fund's best interests. First Trust has engaged the services of Institutional Services Inc. ("ISS"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Fund. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest.

      First Trust has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all inclusive, they do provide guidance on First Trust's general voting policies. The ISS Proxy Voting Guidelines are attached hereto as Exhibit A.

      Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund's portfolio holdings with the SEC on Form N-Q. Forms N-Q for the Trust are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's Forms N-Q are available without charge, upon request, by calling (800) 621-1675 or by writing to First Trust Portfolios L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

      Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Fund's portfolio holdings. The Board of Trustees must approve all material amendments to this policy. The Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of the Fund. The Fund's portfolio holdings are also available on the Fund's website at http://www.ftportfolios.com. The Trust, First Trust, FTP and BNYM will not disseminate non-public information concerning the Trust.

      Codes of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, First Trust and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Chief Compliance Officer or his or her designee. These Codes of Ethics are on public file with, and are available from, the SEC.

             CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

      Creation. The Trust issues and sells shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day (as defined below), of an order in proper form.

      A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of the Fund may consist of (i) cash in lieu of all or a portion of the Deposit Securities, as defined below; and/or
(ii) a designated portfolio of equity securities determined by First Trust--the "Deposit Securities"--per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the underlying index and generally an amount of cash--the "Cash Component"--computed as described below. Together, the Deposit Securities and the Cash Component (including the cash in lieu amount) constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

      The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the net asset value of Fund shares (per Creation Unit Aggregation) and the "Deposit Amount"--an amount equal to the market value of the Deposit Securities and/or cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

      The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business of the NYSE (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.

      Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

      The identity and number of shares of the Deposit Securities required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by First Trust with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component stocks of the underlying index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available, may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant ("AP") or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all shares; but First Trust, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to First Trust on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the underlying index or resulting from certain corporate actions.

      In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

      Procedures for Creation of Creation Unit Aggregations. In order to be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor and transfer agent, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "AP." Investors should contact the Distributor for the names of APs that have signed a Participant Agreement. All Fund shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

      All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m., Eastern Time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the net asset value of shares of the Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern Time on the trade date. A custom order may be placed by an AP in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

      All orders from investors who are not APs to create Creation Unit Aggregations shall be placed with an AP, as applicable, in the form required by such AP. In addition, the AP may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor's broker through an AP that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time in order to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

      Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

      Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by First Trust and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern Time, of the next Business Day immediately following the Transmittal Date.

      All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted in order to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

      Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC Participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See "Creation Transaction Fee" section below.)

      Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Fund shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern Time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern Time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the AP shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern Time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. APs will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

      Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor with respect to the Fund if: (i) the order is not in proper form;
(ii) the investor(s), upon obtaining the Fund shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or First Trust, have an adverse effect on the Fund or the rights of Beneficial Owners; or (vii) circumstances outside the control of the Trust, the Custodian, the Distributor and First Trust make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, First Trust, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the AP acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification.

      All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

      Creation Transaction Fee. Purchasers of Creation Units will be required to pay a standard creation transaction fee (the "Creation Transaction Fee"), described below, payable to BNYM regardless of the number of Creation Units. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by the Fund with respect to transactions effected outside of the Clearing Process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The standard creation transaction fee is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

             NUMBER OF SECURITIES                  CREATION
              IN A CREATION UNIT                TRANSACTION FEE
                      1-100                             $500
                    101-499                           $1,000
                500 or more                           $1,500

      Redemption of Fund Shares In Creation Unit Aggregations. Fund shares may be redeemed only in Creation Unit Aggregations at their net asset value next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. The Fund will not redeem shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit Aggregation in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund shares to constitute a redeemable Creation Unit Aggregation.

      With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern Time) on each Business Day, the identity of the securities ("Fund Securities") that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

      Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities--as announced on the Business Day of the request for redemption received in proper form--plus or minus cash in an amount equal to the difference between the net asset value of the Fund shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the net asset value of the Fund shares, a compensating cash payment equal to the difference plus the applicable redemption transaction fee is required to be made by or through an AP by the redeeming shareholder.

      The right of redemption may be suspended or the date of payment postponed
(i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the Fund's net asset value is not reasonably practicable; or (iv) in such other circumstances as are permitted by the SEC.

      Redemption Transaction Fee. A redemption transaction fee (the "Redemption Transaction Fee") is imposed to offset transfer and other transaction costs that may be incurred by the Fund. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Fund with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. The Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an AP to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services.

      The standard redemption transaction fee is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

             NUMBER OF SECURITIES                 REDEMPTION
              IN A CREATION UNIT                TRANSACTION FEE
                      1-100                             $500
                    101-499                           $1,000
                500 or more                           $1,500

      Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern Time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the net asset value of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the net asset value next determined on such next Business Day. The requisite Fund Securities and the Cash

Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

      Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern Time, (for the Fund shares) on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the AP on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

      The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth in this SAI under "Determination of Net Asset Value" computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above; or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund shares of the Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

      If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem Fund shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its Fund shares based on the net asset value of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in their sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the net asset value. Redemptions of Fund shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The AP may request the redeeming Beneficial Owner of the Fund shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

      The chart below describes in further detail the placement of redemption orders outside the clearing process.

                              TRANSMITTAL            NEXT BUSINESS         SECOND BUSINESS           THIRD BUSINESS
                               DATE (T)                DAY (T+1)              DAY (T+2)                 DAY (T+3)

 CREATION THROUGH NSCC

 STANDARD ORDERS          4:00 p.m.              No action.              No action.              Creation Unit
                                                                                                 Aggregations will be
                          Order must be                                                          delivered.
                          received by the
                          Distributor.

 CUSTOM ORDERS            3:00 p.m.              No action.              No action.              Creation Unit
                                                                                                 Aggregations will be
                          Order must be                                                          delivered.
                          received by the
                          Distributor.

                          Orders received
                          after 3:00 p.m. will
                          be treated as
                          standard orders.

 CREATION OUTSIDE NSCC

 STANDARD ORDERS          4:00 p.m. (ET)         11:00 a.m. (ET)         No action.              Creation Unit
                                                                                                 Aggregations will be
                          Order in proper form   Deposit Securities must                         delivered.
                          must be received by    be received by the
                          the Distributor.       Fund's account through
                                                 DTC.

                                                 2:00 p.m. (ET)

                                                 Cash Component must be
                                                 received by the
                                                 Custodian.

                              TRANSMITTAL            NEXT BUSINESS         SECOND BUSINESS           THIRD BUSINESS
                               DATE (T)                DAY (T+1)              DAY (T+2)                 DAY (T+3)

 STANDARD ORDERS CREATED  4:00 p.m. (ET)         11:00 a.m. (ET)         No action.              1:00 p.m.
 IN ADVANCE OF RECEIPT
 BY THE TRUST OF ALL OR   Order in proper form   Available Deposit                               Missing Deposit
 A PORTION OF THE         must be received by    Securities.                                     Securities are due to
 DEPOSIT SECURITIES       the Distributor.                                                       the Trust or the Trust
                                                 Cash in an amount equal                         may use cash on deposit
                                                 to the sum of (i) the                           to purchase missing
                                                 Cash Component, plus                            Deposit Securities.
                                                 (ii) 115% of the market
                                                 value of the                                    Creation Unit
                                                 undelivered Deposit                             Aggregations will be
                                                 Securities.                                     delivered.

 CUSTOM ORDERS            3:00 p.m.              11:00 a.m. (ET)         No action.              Creation Unit
                                                                                                 Aggregations will be
                          Order in proper form   Deposit Securities must                         delivered.
                          must be received by    be received by the
                          the Distributor.       Fund's account through
                                                 DTC.

                          Orders received        2:00 p.m. (ET)
                          after 3:00 p.m. will
                          be treated as          Cash Component must be
                          standard orders.       received by the
                                                 Custodian.

 REDEMPTION THROUGH NSCC

 STANDARD ORDERS          4:00 p.m. (ET)         No action.              No action.              Fund Securities and Cash
                                                                                                 Redemption Amount will
                          Order must be                                                          be transferred.
                          received by the
                          Transfer Agent.

                          Orders received
                          after 4:00 p.m. (ET)
                          will be deemed
                          received on the next
                          Business Day (T+1)

 CUSTOM ORDERS            3:00 p.m. (ET)         No action.              No action.              Fund Securities and Cash
                                                                                                 Redemption Amount will
                          Order must be                                                          be transferred.
                          received by the
                          Transfer Agent

                          Orders received
                          after 3:00 p.m. will
                          be treated as
                          standard orders.

 REDEMPTION OUTSIDE NSCC

 STANDARD ORDERS          4:00 p.m. (ET)         11:00 a.m. (ET)         No action.              Fund Securities and Cash
                                                                                                 Redemption Amount are
                          Order must be          Fund shares must be                             delivered to the
                          received by the        delivered through DTC                           redeeming beneficial
                          Transfer Agent.        to the Custodian.                               owner.

                          Order received after   2:00 p.m.
                          4:00 p.m. (ET) will
                          be deemed received     Cash Component, if any,
                          on the next Business   is due.
                          Day (T+1).

                                                 *If the order is not in
                                                 proper form or the Fund

                              TRANSMITTAL            NEXT BUSINESS         SECOND BUSINESS           THIRD BUSINESS
                               DATE (T)                DAY (T+1)              DAY (T+2)                 DAY (T+3)

                                                 shares are not
                                                 delivered, then the
                                                 order will not be
                                                 deemed received as of
                                                 T.

 CUSTOM ORDERS            3:00 p.m. (ET)         11:00 a.m. (ET)         No action.              Fund Securities and Cash
                                                                                                 Redemption Amount are
                          Order must be          Fund shares must be                             delivered to the
                          received by the        delivered through DTC                           redeeming beneficial
                          Transfer Agent.        to the Custodian.                               owner.

                          Orders received        2:00 p.m.
                          after 3:00 p.m. will
                          be treated as          Cash Component, if any,
                          standard orders.       is due.

                                                 *If the order is not in
                                                 proper form or the Fund
                                                 shares are not
                                                 delivered, then the
                                                 order will not be
                                                 deemed received as of
                                                 T.

                                REGULAR HOLIDAYS

      The Fund generally intends to effect deliveries of Creation Units and securities in its portfolio ("Portfolio Securities") on a basis of "T" plus three Business Days (i.e., days on which the NYSE is open). The Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than "T" plus three in order to accommodate local holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable non-U.S. market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a non-U.S. market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

      The longest redemption cycle for the Fund is a function of the longest redemption cycle among the countries whose securities comprise the Fund. The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with non-U.S. market holiday schedules, will require a delivery process longer than seven calendar days for some Fund in certain circumstances. In no event, however, will the Fund take more than twelve calendar days from the date of the tender to deliver the redemption proceeds. The holidays applicable to the Fund during such periods are listed below. Certain holidays may occur on different dates in subsequent years. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

      The dates of the regular holidays affecting the relevant securities markets from _____ 2016 through ______ 2017 of the below-listed countries are as follows: [to be updated]


ARGENTINA               AUSTRALIA             AUSTRIA               BELGIUM
May 25                  April 25              May 5                 May 5
June 20                 June 13               May 26                July 21
August 15               December 26           October 26            August 15
October 10              December 27           December 8            November 1
November 28             January 2             December 26           November 11
December 8              January 26            December 31           December 26
December 30                                   January 6
February 27
February 28
March 24

BRAZIL                  CANADA                CHILE                 CHINA
April 21                May 23                May 2                 April 4
May 26                  July 1                May 21                May 2
September 7             August 1              June 27               June 9
October 12              September 5           August 15             September 15
November 2              October 10            September 19          September 16
November 20             December 26           October 10            October 4
December 31             December 27           December 8            October 5
February 27             January 2                                   October 6
February 28             February 20                                 October 7
                                                                    January 27
                                                                    February 1
                                                                    February 2


DENMARK                 FINLAND               FRANCE                GERMANY
April 22                May 5                 April 17              May 5
May 5                   June 25               May 5                 May 16
May 6                   December 26           May 16                December 26
May 16                  January 6             July 14               April 14
December 26                                   August 15             April 17
                                              November 1
                                              November 11
                                              December 26

GREECE                  HONG KONG             INDIA                 IRELAND
May 2                   April 4               April 13              May 2
June 20                 May 2                 April 14              June 6
August 15               May 14                April 15              December 26
October 28              June 9                April 20              December 27
December 26             July 1                April 21              March 17
January 6               September 16          July 6
April 14                October 1             August 15
                        October 10            September 5
                        December 6            September 13
                        December 27           October 11
                        January 2             October 12
                        January 31            October 31
                        January 27            November 14
                        February 1            January 26
                        February 2            February 24

ISRAEL                  ITALY                 JAPAN                 MALAYSIA
April 22                April 17              April 29              May 5
April 28                April 25              May 3                 August 31
April 29                June 2                May 4                 September 13
May 11                  August 15             May 5                 September 16
May 12                  January 6             July 18               October 29
June 12                                       August 11             December 12
August 14                                     September 19          January 2
October 3                                     September 22
October 4                                     October 10
October 11                                    November 3
October 12                                    November 23
October 17                                    December 23
October 24                                    January 2
March 12                                      January 3
                                              January 9
                                              March 20

MEXICO                  NEW ZEALAND           NETHERLANDS           NORWAY
September 16            April 25              May 5                 May 5
November 21             June 6                December 26           May 16
December 12             October 24            April 17              May 17
February 6              December 26                                 December 26
                        December 27
                        January 2
                        January 3
                        February 6

PORTUGAL                SINGAPORE             SOUTH AFRICA          SOUTH KOREA
June 10                 May 2                 April 27              May 5
August 15               July 6                May 2                 June 6
December 26             August 9              June 16               August 15
                        September 12          August 9              September 14
                        December 26           December 16           September 15
                        January 2             December 26           September 16
                        January 30            January 2             January 27
                                              March 21              January 30
                                                                    March 1

SPAIN                   SWEDEN                SWITZERLAND           TAIWAN
December 26             May 5                 May 5                 April 4
January 6               June 6                May 16                April 5
April 14                June 25               August 1              May 2
April 17                January 6             December 26           June 10
                                                                    September 15
                                                                    October 10
                                                                    January 2
                                                                    January 27
                                                                    January 30
                                                                    January 31
                                                                    February 1
                                                                    February 28

THAILAND                UNITED KINGDOM        UNITED STATES
April 6                 May 2                 May 30
April 13                May 30                July 4
April 14                August 29             September 5
April 15                December 26           October 10
May 2                   December 27           November 11
May 5                   January 2             November 24
May 6                                         December 26
May 20                                        January 2
July 1                                        January 16
July 18                                       February 20
July 19
August 12
October 24
December 5
December 12
January 2


                              FEDERAL TAX MATTERS

      This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of the SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

      This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

      As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

      The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986 (the "Code").

      To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

      As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

      Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

DISTRIBUTIONS

      Dividends paid out of the Fund's investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. Dividends received by the Fund from REITs and foreign corporations are qualifying dividends eligible for this lower tax rate only in certain circumstances. The Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend which is eligible for the capital gains tax rates. The Fund cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

      Income from the Fund may also be subject to a 3.8% "Medicare tax." This tax will generally apply to net investment income if the taxpayer's adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

      A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be reported by the Fund as being eligible for the dividends received deduction.

      Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a tax basis in each such share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

      Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the value of those shares.

SALE OR EXCHANGE OF FUND SHARES

      Upon the sale or other disposition of shares of the Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year.

      Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

      If a shareholder exchanges equity securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder's aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for equity securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

NATURE OF FUND'S INVESTMENTS

      Certain of the Fund's investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

FUTURES CONTRACTS AND OPTIONS

      The Fund's transactions in futures contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the distribution requirements for avoiding excise taxes.

INVESTMENTS IN CERTAIN FOREIGN CORPORATIONS

      If the Fund holds an equity interest in any "passive foreign investment companies" ("PFICs"), which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

BACKUP WITHHOLDING

      The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS

      U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

      In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are "financial institutions" may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a "financial institution" means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. Dispositions of shares by such persons may be subject to such withholding after December 31, 2018.

      Distributions to non-financial non-U.S. entities (other than publicly traded foreign entities, entities owned by residents of U.S. possessions, foreign governments, international organizations, or foreign central banks) will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner. Dispositions of shares by such persons may be subject to such withholding after December 31, 2018.

      Income Not Effectively Connected. If the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

      Distributions of capital gain dividends and any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

      In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return.

      Income Effectively Connected. If the income from the Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

[INDIAN TAXES

      The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisors as to the tax consequences of investing in such shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof, all of which are subject to change, which change may be retroactive. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

      India Tax Considerations.

      Please note that the tax implications in this section are based on the current provisions of the Indian Income-tax Act, 1961 (the "ITA"), and the regulations thereunder, and the judicial and administrative interpretations thereof, which are subject to change or modification by subsequent legislative, regulatory, administrative or judicial decisions. Any such changes could have different tax implications. This Indian tax summary is of a general nature only pertaining to taxation of the Fund and is not intended to be, nor should it be construed to be, legal or tax advice to any particular purchaser of shares, and no representation concerning the tax consequences to any particular purchaser of shares or prospective purchaser of shares are made. No assurance can be given that the terms of the ITA will not be subject to change or renegotiation in the future, nor that any change would not have a material adverse effect on the Fund. In addition, there can be no assurance that the ITA will continue in full force and effect for the duration of the existence of the Fund. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow. Accordingly, you should consult with your own tax advisor(s) with respect to an investment in the shares.

      General.

      The basis of charge of Indian income-tax depends upon the residential status of the taxpayer during a tax year, as well as the nature of the income earned. The Indian tax year runs from April 1 until March 31. A person who is an Indian tax resident is liable to taxation in India on worldwide income, subject to certain tax exemptions, which are afforded under the provisions of the ITA. A person who is treated as non-resident for Indian income-tax purposes generally is subject to tax in India only on such person's Indian-sourced income. A company will be subject to taxation in India only if it is a resident of India or if it is a non-resident that has an Indian source of income or has income received (whether accrued or otherwise) in India.

      Subject to the application of Indirect Transfer Provisions pertaining to transfer of shares of the Fund and income distribution by the Fund (discussed below) and the General Anti Avoidance Rules ("GAAR"), a shareholder of the Fund should not be subject to taxation in India unless the shareholder of the Fund is a resident of India or, as a non-resident, has a source of income or income in India.

      The income derived by the Fund from investment in Offshore Derivative Instruments should not be subject to tax in India under the provisions of the ITA.

      Under the ITA, a company is considered an Indian tax resident in any year where its place of effective management is in India. An Indian tax resident is subject to taxation in India on its worldwide income. However, the place of effective management of the Fund will be outside of India and, as a result, the Fund expects that it will not be considered an Indian resident for tax purposes.

      Indian tax authorities have been adopting an aggressive position towards claims of tax exemptions available under tax treaties, and they often challenge such claims for various reasons (for example, lack of substance in the relevant entity).

      The ITA requires any person who is in receipt of income on which tax is deductible under the provisions of the ITA to furnish its PAN (issued by the Indian tax authorities) to the person responsible for deducting such tax. Where PAN is not furnished, taxes will be withheld at the rate of 20% or at the rate/rates in force or at the rate specified in the relevant provisions of the ITA, whichever is higher. In the absence of a PAN, the concessional withholding tax rate under the ITA would become 20% (except in the case of interest on long-term bonds issued by an Indian company, as referred to in section 194LC of the ITA).

      Indirect Transfer Provisions.

      The Indian Finance Act, 2012 introduced certain provisions ("Indirect Transfer Provisions") for the levy of capital gains tax on income arising through the transfer of shares/interest in a company/entity organized outside India which derives, directly or indirectly, its value substantially from the assets located in India. Redemption of shares by the Fund generally will be treated as transfer of shares by the shareholders.

      Gains arising on a transfer of shares of the Fund will be taxable in India under the ITA if the shares of the Fund, as the case may be, derive their value, directly or indirectly, substantially from assets located in India. In such a case, the payer would be required to withhold the applicable taxes. However, this will generally be subject to benefits available, if any, under the applicable Double Taxation Avoidance Agreement ("DTAA").

      The Indian government has, by way of a circular, clarified that dividends declared and paid by a foreign company in respect of shares which derive their value substantially from assets situated in India would not be taxable in India by virtue of the Indirect Transfer Provisions.

      As per the amendments made by the Finance Act, 2015, applicable with effect from tax year beginning on or after April 1, 2015, the transfer of a share or interest in offshore entity shall be taxable in India if on the specified date, the fair market value of Indian assets exceeds the amount of INR 100 million and represents at least 50% of the value of all the assets owned by such offshore entity. The Indirect Transfer Provisions would be subject to the rules which may be prescribed by the government with respect to certain specific aspects, however, no rules have been prescribed as yet. Further, specific exemptions are provided to small shareholders and in cases of offshore mergers and demergers subject to certain conditions.

      Minimum Alternate Tax.

      Subject to benefits available under an applicable tax treaty, pursuant to the provisions of the ITA, if the tax payable by a company is less than 18.5% of its book profits, such company will be liable to pay the Minimum Alternate Tax ("MAT") at the rate of 18.5% (plus applicable surcharge and education cess) of such book profits. With effect from tax year beginning on or after April 1, 2015, the following incomes accruing or arising to foreign companies shall not be subject to MAT:

      (i) capital gains arising on transactions in "securities" if the income-tax payable thereon in accordance with the provisions of the ITA is at a rate which is less than the MAT rate.

      (ii) interest, royalty, or fees for technical services chargeable to tax at the rate or rates specified under the provisions of the ITA if the income-tax payable thereon in accordance with the provisions of the ITA is at a rate which is less than the MAT rate.

      The Indian government recently has amended its tax rules so that the MAT shall not be applicable to a foreign company (including a FII/ FPI) if:

      (i) the foreign company is a resident of a country having a DTAA with India and such foreign company does not have a permanent establishment within the definition of the term in the relevant DTAA, or

      (ii) the foreign company is a resident of a country which does not have a tax treaty with India and such foreign company is not required to seek registration under Indian law.

      Pursuant to the provisions of the ITA, if the tax payable by a company is less than 18.5% of its book profits such company will be liable to pay the Minimum Alternate Tax ("MAT") at the rate of 18.5% (plus applicable surcharge and education cess) of such book profits. It is currently unclear whether a foreign company, which is entitled to the benefits of a tax treaty, would be subject to provisions of MAT. Long-term capital gains on the sale of listed securities are included in the definition of "book profits" for the purposes of calculating MAT.

      Securities Transaction Tax.

      The exemption for long term capital gains and the reduction of the rate on short-term capital gains (as discussed above) are applicable only if the sale or transfer of the equity shares takes place on a recognized stock exchange in India and the STT, is collected by the respective stock exchanges at the applicable rates on the transaction value.

      [The Fund] will be liable to pay STT purchase and sale of equity shares and units of a Business Trust, and on sale of units of equity oriented funds, where such transactions are entered on a recognized stock exchange in India, on the sale and purchase of options, on the sale of futures, on the sale of unlisted shares and units of a Business Trust under an offer for sale and on the sale of units of equity oriented fund to the mutual fund. The applicable rates of STT are as follows:

      (i) 0.1% on the value of transactions of delivery based purchase of an equity share in a company or a unit of a Business Trust entered in a recognized stock exchange. STT is to be paid by the buyer;

      (ii) No STT is payable on the delivery based purchase of a unit of an equity oriented mutual fund entered in a recognized stock exchange by the buyer;

      (iii) 0.1% on the value of transactions of delivery based sale of an equity share in a company or a unit of a Business Trust entered in a recognized stock exchange. STT is to be paid by the seller;

      (iv) 0.001% on the value of transactions of delivery based sale of a unit of an equity oriented mutual fund entered in a recognized stock exchange by the seller;

      (v) 0.025% on the value of transactions of non-delivery based sale of an equity share in a company or a unit of an equity oriented mutual fund or a unit of a Business Trust, entered in a recognized stock exchange. STT is to be paid by the seller;

      (vi) 0.017% on the value of transactions of derivatives being options, entered in a recognized stock exchange. STT is to be paid by the seller;

      (vii) 0.01% on the value of transactions of derivatives being futures, entered in a recognized stock exchange. STT is to be paid by the seller;

      (viii) 0.001% on the value of transactions of sale of units of an equity-oriented fund to the Mutual Fund. STT is to be paid by the seller;

      (ix) 0.125% on the value of transactions of sale of derivatives being options, where the option is exercised, entered in a recognized stock exchange. STT is to be paid by the buyer;

      (x) 0.2% on the value of transaction of sale of unlisted shares by existing shareholders of a company under an offer for sale to the public included in an initial public offer and where such shares are subsequently listed on a recognized stock exchange. STT is to be paid by the seller.

      (xi) 0.2% on the value of transaction of sale of unlisted units of a Business Trust by any holder of such units which were acquired in exchange of shares of a special purpose vehicle, under an offer for sale to the public included in an initial offer and where such shares are subsequently listed on a recognized stock exchange. STT is to be paid by the seller.

      STT is not allowable as a deduction in computation of capital gains.

      GAAR.

      Based on the current provisions of the ITA, general anti-avoidance rules ("GAAR") are scheduled to be implemented in India with respect to income arising on or after April 1, 2017, and gains from investments made on or after this date could be subject to GAAR. Under GAAR, the Indian tax authorities have been given the power to re-characterize or disregard any arrangement which qualifies as an 'impermissible avoidance arrangement' ("IAA"). IAA means an arrangement whose main purpose is to obtain a 'tax benefit' (e.g., a reduction or avoidance of tax that would be payable under the ITA) and involve any of the following elements: non arm's length dealings, misuse or abuse of the provisions of the ITA, lack of commercial substance or non-bona fide purposes. Further, where GAAR is invoked, the taxpayer would not have the option of being governed by the relevant treaty provisions. While introducing the Finance Bill, 2015 before the Indian Parliament in February 2015, it was stated by the Honourable Finance Minister in his speech that it has been decided that when implemented, GAAR would apply prospectively to investments made on or after April 1, 2017. However, no amendment has been made by the Finance Act, 2015 to the ITA in this regard.


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Currently, the manner in which GAAR will be implemented is not clear, and it is expected that the Indian government will formulate rules around the implementation. Once GAAR is implemented, the Indian tax authorities could examine eligibility of treaty benefits in more detail.

      If any arrangement is determined by the Indian tax authorities to be an IAA, any benefits from a tax perspective available under the ITA may be eliminated, which may have a material adverse effect on the Fund's business and financial conditions and results of operations.]

OTHER TAXATION

      Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

                        DETERMINATION OF NET ASSET VALUE

      The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

      The per-share net asset value of the Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. Under normal circumstances, daily calculation of the net asset value will utilize the last closing sale price of each security held by the Fund at the close of the market on which such security is principally listed. In determining net asset value, portfolio securities for the Fund for which accurate market quotations are readily available will be valued by the Fund accounting agent as follows:

             (1) Common stocks and other equity securities listed on any national or foreign exchange other than The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM") will be valued at the last sale price on the exchange on which they are principally traded, or the official closing price for Nasdaq and AIM securities. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the Business Day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

             (2) Shares of open-end funds are valued at fair value which is based on NAV per share.

             (3) Securities traded in the OTC market are fair valued at the mean of the bid and asked price, if available, and otherwise at their closing bid price.

             (4) Exchange traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of the bid and asked price. If no mean price is available, they will be fair


                                     - 61 -
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      valued at their closing bid price. OTC options and futures contracts are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price.

             (5) Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the 30, 60, 90 and 180-day forward rates provided by a pricing service or by certain independent dealers in such contracts.

      In addition, the following types of securities will be fair valued by the Fund accounting agent as follows:

             (1) Fixed-income securities, interest rate swaps, credit default swaps, total return swaps, currency swaps, currency-linked notes, credit-linked notes and other similar instruments will be fair valued using a pricing service.

             (2) Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

                  (i) the credit conditions in the relevant market and changes thereto;

                  (ii) the liquidity conditions in the relevant market and
            changes thereto;

                  (iii) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

                  (iv) issuer-specific conditions (such as significant credit deterioration); and

                  (v) any other market-based data the Advisor's Pricing
            Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

             (3) Repurchase agreements will be valued as follows. Overnight repurchase agreements will be fair valued at amortized cost when it represents the best estimate of fair value. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be fair valued by the Advisor's Pricing Committee at the average of the bid quotations obtained daily from at least two recognized dealers.


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      If the Advisor's Pricing Committee has reason to question the accuracy or reliability of a price supplied or the use of the amortized cost methodology, the Advisor's Pricing Committee shall determine if "it needs to fair value" such portfolio security pursuant to established valuation procedures. From time to time, the Advisor's Pricing Committee will request that the Fund accounting agent submit price challenges to a pricing service, usually in response to any updated broker prices received.

      Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include but are not limited to, restricted securities (securities that may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or is likely to make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. Fair value prices represent any prices not considered market value prices and are either obtained from a pricing service or are determined by the Advisor's Pricing Committee. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from pricing services. If no market price or official close price is available from either a pricing service or no quotations are available from one or more brokers or if the Advisor's Pricing Committee has reason to question the reliability or accuracy of a price supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market prices/quotations are not readily available will be determined by the Advisor's Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date, based on a consideration of all available information. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchange.

      Because foreign markets may be open on different days than the days during which a shareholder may purchase the shares of the Fund, the value of the Fund's investments may change on the days when shareholders are not able to purchase the shares of the Fund. For foreign securities, if an extraordinary market event occurs between the time the last "current" market quotation is available for a security in the Fund's portfolio and the time the Fund's net asset value is determined and calls into doubt whether that earlier market quotation represents fair value at the time the Fund's net asset value is determined, the Fund accounting agent will immediately notify the Advisor's Pricing Committee and the Advisor's Pricing Committee shall determine the fair valuation. For foreign securities, the Advisor's Pricing Committee may seek to determine the "fair value" of such securities by retaining a pricing service to determine the value of the securities.

      Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such


                                     - 63 -
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currencies against the U.S. dollar as provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation.

                          DIVIDENDS AND DISTRIBUTIONS

      The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

      General Policies. Dividends from net investment income of the Fund, if any, are declared and paid quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

      Dividends and other distributions of Fund shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

      Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

                           MISCELLANEOUS INFORMATION

      Counsel. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, is counsel to the Trust.

      Independent Registered Public Accounting Firm. ___________, 111 South Wacker Drive, Chicago, Illinois 60606, serves as the Fund's independent registered public accounting firm. The firm audits the Fund's financial statements and performs other related audit services.


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                      EXHIBIT A - PROXY VOTING GUIDELINES



                                                                             ISS



United States
Concise Proxy Voting Guidelines
--------------------------------------------------------------------------------
2016 Benchmark Policy Recommendations



EFFECTIVE FOR MEETINGS ON OR AFTER FEBRUARY 1, 2016

PUBLISHED JANUARY 22, 2016









www.issgovernance.com
(c) 2016 ISS | Institutional Shareholder Services


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 THE POLICIES CONTAINED HEREIN ARE A SAMPLING OF SELECTED KEY U.S. PROXY VOTING
      GUIDELINES AND ARE NOT INTENDED TO BE EXHAUSTIVE. A FULL SUMMARY OF
               ISS' 2016 PROXY VOTING GUIDELINES CAN BE FOUND AT:
      HTTP://WWW.ISSGOVERNANCE.COM/POLICY-GATEWAY/2016-POLICY-INFORMATION/

BOARD OF DIRECTORS:

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

GENERAL RECOMMENDATION: Generally vote for director nominees, except under the following circumstances:

1. ACCOUNTABILITY

Vote against(1) or withhold from the entire board of directors (except new nominees(2), who should be considered case-by-case) for the following:

PROBLEMATIC TAKEOVER DEFENSES

      CLASSIFIED BOARD STRUCTURE:

      1.1. The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

      DIRECTOR PERFORMANCE EVALUATION:

      1.2. The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company's four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company's five-year total shareholder return and operational metrics. Problematic provisions include but are not limited to:

            o     A classified board structure;

            o     A supermajority vote requirement;

            o Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

            o     The inability of shareholders to call special meetings;

            o     The inability of shareholders to act by written consent;

            o     A dual-class capital structure; and/or

            o     A non-shareholder-approved poison pill.

--------------------
1 In general, companies with a plurality vote standard use "Withhold" as the contrary vote option in director elections; companies with a majority vote standard use "Against". However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

2 A "new nominee" is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a "new nominee" if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.


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      POISON PILLS:

      1.3. The company's poison pill has a "dead-hand" or "modified dead-hand" feature. Vote against or withhold from nominees every year until this feature is removed;

      1.4. The board adopts a poison pill with a term of more than 12 months ("long-term pill"), or renews any existing pill, including any "short-term" pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote against or withhold votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or

      1.5. The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote case-by-case on all nominees if:

      1.6. The board adopts a poison pill with a term of 12 months or less ("short-term pill") without shareholder approval, taking into account the following factors:

            o The date of the pill's adoption relative to the date of the next meeting of shareholders--i.e. whether the company had time to put the pill on the ballot for shareholder ratification given the circumstances;

            o     The issuer's rationale;

            o     The issuer's governance structure and practices; and

            o     The issuer's track record of accountability to shareholders.

PROBLEMATIC AUDIT-RELATED PRACTICES

Generally vote against or withhold from the members of the Audit Committee if:


      1.7. The non-audit fees paid to the auditor are excessive (see discussion under "Auditor Ratification");

      1.8. The company receives an adverse opinion on the company's financial statements from its auditor; or

      1.9. There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the Audit Committee and potentially the full board if:

      1.10. Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company's efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.


PROBLEMATIC COMPENSATION PRACTICES/PAY FOR PERFORMANCE MISALIGNMENT

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:

      1.11. There is a significant misalignment between CEO pay and company performance (pay for performance);

      1.12. The company maintains significant problematic pay practices;

      1.13. The board exhibits a significant level of poor communication and responsiveness to shareholders;

      1.14. The company fails to submit one-time transfers of stock options to a shareholder vote; or

      1.15. The company fails to fulfill the terms of a burn rate commitment made to shareholders.


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Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

      1.16. The company's previous say-on-pay received the support of less than 70 percent of votes cast, taking into account:

            o     The company's response, including:

                  o Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

                  o Specific actions taken to address the issues that contributed to the low level of support;

                  o     Other recent compensation actions taken by the company;

            o     Whether the issues raised are recurring or isolated;

            o     The company's ownership structure; and

            o Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

UNILATERAL BYLAW/CHARTER AMENDMENTS

      1.17. Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely impact shareholders, considering the following factors:

            o The board's rationale for adopting the bylaw/charter amendment without shareholder ratification;

            o Disclosure by the company of any significant engagement with shareholders regarding the amendment;

            o The level of impairment of shareholders' rights caused by the board's unilateral amendment to the bylaws/charter;

            o The board's track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

            o     The company's ownership structure;

            o     The company's existing governance provisions;

            o The timing of the board's amendment to the bylaws/charter in connection with a significant business development; and,

            o Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees, who should be considered case-by-case) if the directors:

            o     Classified the board;

            o Adopted supermajority vote requirements to amend the bylaws or charter; or

            o     Eliminated shareholders' ability to amend bylaws.

      1.18. For newly public companies, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if, prior to or in connection with the company's public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights, considering the following factors:

            o The level of impairment of shareholders' rights caused by the provision;

            o     The disclosed rationale for adopting the provision;

            o The ability to change the governance structure in the future (e.g., limitations on shareholders' right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);


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            o     The ability of shareholders to hold directors accountable
                  through annual director elections, or whether the company has a classified board structure; and,

            o A public commitment to put the provision to a shareholder vote within three years of the date of the initial public offering.

Unless the adverse provision is reversed or submitted to a vote of public shareholders, vote case-by-case on director nominees in subsequent years.

GOVERNANCE FAILURES

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

      1.19. Material failures of governance, stewardship, risk oversight (3), or fiduciary responsibilities at the company;

      1.20. Failure to replace management as appropriate; or

      1.21. Egregious actions related to a director's service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2. RESPONSIVENESS

Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:

      2.1. The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:

            o Disclosed outreach efforts by the board to shareholders in the wake of the vote;

            o Rationale provided in the proxy statement for the level of implementation;

            o     The subject matter of the proposal;

            o The level of support for and opposition to the resolution in past meetings;

            o Actions taken by the board in response to the majority vote and its engagement with shareholders;

            o The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

            o     Other factors as appropriate.

      2.2. The board failed to act on takeover offers where the majority of shares are tendered;

      2.3. At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

      2.4. The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or

      2.5. The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

            o The board's rationale for selecting a frequency that is different from the frequency that received a plurality;

            o     The company's ownership structure and vote results;



--------------------
3 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.


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            o     ISS' analysis of whether there are compensation concerns or a history of problematic compensation practices; and

            o The previous year's support level on the company's say-on-pay proposal.

3. COMPOSITION

ATTENDANCE AT BOARD AND COMMITTEE MEETINGS:

      3.1. Generally vote against or withhold from directors (except new nominees, who should be considered case-by-case(4)) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

            o     Medical issues/illness;

            o     Family emergencies; and

            o Missing only one meeting (when the total of all meetings is three or fewer).

      3.2. If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

OVERBOARDED DIRECTORS:

Vote against or withhold from individual directors who:

      3.3. Sit on more than six public company boards; with respect to annual meetings on or after Feb. 1, 2017(5), sit on more than five public company boards; or

      3.4. Are CEOs of public companies who sit on the boards of more than two public companies besides their own--withhold only at their outside boards(6).

4. INDEPENDENCE

Vote against or withhold from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

      4.1. The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

      4.2. The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

      4.3. The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

      4.4.  Independent directors make up less than a majority of the directors.


--------------------
4 For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.

5 This policy change includes a 1-year transition period to allow time for affected directors to address necessary changes if they wish.

6 Although all of a CEO's subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote from the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.


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INDEPENDENT CHAIR (SEPARATE CHAIR/CEO)

GENERAL RECOMMENDATION: Generally vote for shareholder proposals requiring that the chairman's position be filled by an independent director, taking into consideration the following:

o     The scope of the proposal;

o     The company's current board leadership structure;

o     The company's governance structure and practices;

o     Company performance; and

o     Any other relevant factors that may be applicable.

Regarding the scope of the proposal, consider whether the proposal is precatory or binding and whether the proposal is seeking an immediate change in the chairman role or the policy can be implemented at the next CEO transition.

Under the review of the company's board leadership structure, ISS may support the proposal under the following scenarios absent a compelling rationale: the presence of an executive or non-independent chair in addition to the CEO; a recent recombination of the role of CEO and chair; and/or departure from a structure with an independent chair. ISS will also consider any recent transitions in board leadership and the effect such transitions may have on independent board leadership as well as the designation of a lead director role.

When considering the governance structure, ISS will consider the overall independence of the board, the independence of key committees, the establishment of governance guidelines, board tenure and its relationship to CEO tenure, and any other factors that may be relevant. Any concerns about a company's governance structure will weigh in favor of support for the proposal.

The review of the company's governance practices may include, but is not limited to poor compensation practices, material failures of governance and risk oversight, related-party transactions or other issues putting director independence at risk, corporate or management scandals, and actions by management or the board with potential or realized negative impact on shareholders. Any such practices may suggest a need for more independent oversight at the company thus warranting support of the proposal.

ISS' performance assessment will generally consider one-, three, and five-year TSR compared to the company's peers and the market as a whole. While poor performance will weigh in favor of the adoption of an independent chair policy, strong performance over the long-term will be considered a mitigating factor when determining whether the proposed leadership change warrants support.

PROXY ACCESS

GENERAL RECOMMENDATION: Generally vote for management and shareholder proposals for proxy access with the following provisions:

o OWNERSHIP THRESHOLD: maximum requirement not more than three percent (3%) of the voting power;

o OWNERSHIP DURATION: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;

o AGGREGATION: minimal or no limits on the number of shareholders permitted to form a nominating group;

o     CAP: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote against proposals that are more restrictive than these guidelines.


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PROXY CONTESTS/PROXY ACCESS -- VOTING FOR DIRECTOR NOMINEES IN
CONTESTED ELECTIONS

GENERAL RECOMMENDATION: Vote case-by-case on the election of directors in contested elections, considering the following factors:

o     Long-term financial performance of the company relative to its industry;

o     Management's track record;

o     Background to the contested election;

o     Nominee qualifications and any compensatory arrangements;

o Strategic plan of dissident slate and quality of the critique against management;

o Likelihood that the proposed goals and objectives can be achieved (both slates); and

o     Stock ownership positions.

In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether or not there are more candidates than board seats).

CAPITAL/RESTRUCTURING

COMMON STOCK AUTHORIZATION

GENERAL RECOMMENDATION: Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

      o     Past Board Performance:

            o The company's use of authorized shares during the last three years

      o     The Current Request:

            o Disclosure in the proxy statement of the specific purposes of the proposed increase;

            o Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

            o The dilutive impact of the request as determined relative to an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.

ISS will apply the relevant allowable increase below to requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):

A.    Most companies: 100 PERCENT of existing authorized shares.


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B.    Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 PERCENT of existing authorized shares.

C. Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 PERCENT of existing authorized shares.

D. Companies at which both conditions (B and C) above are both present: 25 PERCENT of existing authorized shares.

If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that ISS is recommending FOR, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.

MERGERS AND ACQUISITIONS

GENERAL RECOMMENDATION: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

o Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

o Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

o Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

o Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

o Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

o Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

      1. Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;


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      2.    Avoid arrangements that risk "pay for failure": This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

      3. Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

      4. Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

      5. Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers' pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

ADVISORY VOTES ON EXECUTIVE COMPENSATION--MANAGEMENT PROPOSALS (MANAGEMENT SAY-ON-PAY)

GENERAL RECOMMENDATION: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Management
Say-on-Pay--MSOP) if:

o There is a significant misalignment between CEO pay and company performance (pay for performance);

o     The company maintains significant problematic pay practices;

o The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

o There is no MSOP on the ballot, and an against vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

o The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

o The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

o     The situation is egregious.

PRIMARY EVALUATION FACTORS FOR EXECUTIVE PAY

PAY-FOR-PERFORMANCE EVALUATION

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 or Russell 3000E Indices(7), this analysis considers the following:

      1.    Peer Group(8) Alignment:


--------------------
7 The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.


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      o     The degree of alignment between the company's annualized TSR rank and the CEO's annualized total pay rank within a peer group, each measured over a three-year period.

      o The multiple of the CEO's total pay relative to the peer group median.


      2. Absolute Alignment(9) - the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years - i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

o     The ratio of performance- to time-based equity awards;

o     The overall ratio of performance-based compensation;

o     The completeness of disclosure and rigor of performance goals;

o     The company's peer group benchmarking practices;

o Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

o Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

o     Realizable pay(10) compared to grant pay; and

o     Any other factors deemed relevant.

PROBLEMATIC PAY PRACTICES

The focus is on executive compensation practices that contravene the global pay principles, including:

o Problematic practices related to non-performance-based compensation elements;

o     Incentives that may motivate excessive risk-taking; and

o     Options Backdating.

PROBLEMATIC PAY PRACTICES RELATED TO NON-PERFORMANCE-BASED COMPENSATION ELEMENTS

Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS' Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:


--------------------
8 The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company's selected peers' GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market cap bucket that is reflective of the company's. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.

9 Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.

10    ISS research reports include realizable pay for S&P1500 companies.


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o     Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

o Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

o     New or extended agreements that provide for:

      o CIC payments exceeding 3 times base salary and average/target/most recent bonus;

      o CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers);

      o CIC payments with excise tax gross-ups (including "modified" gross-ups);

o Insufficient executive compensation disclosure by externally- managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI's executives is not possible.

INCENTIVES THAT MAY MOTIVATE EXCESSIVE RISK-TAKING

o     Multi-year guaranteed bonuses;

o     A single or common performance metric used for short- and long-term plans;

o     Lucrative severance packages;

o     High pay opportunities relative to industry peers;

o     Disproportionate supplemental pensions; or

o Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

OPTIONS BACKDATING

The following factors should be examined case-by-case to allow for distinctions to be made between "sloppy" plan administration versus deliberate action or fraud:

o Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

o     Duration of options backdating;

o     Size of restatement due to options backdating;

o Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

o Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

COMPENSATION COMMITTEE COMMUNICATIONS AND RESPONSIVENESS

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board's responsiveness to investor input and engagement on compensation issues:

      o Failure to respond to majority-supported shareholder proposals on executive pay topics; or

      o Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

            o     The company's response, including:

                  o Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

                  o Specific actions taken to address the issues that contributed to the low level of support;

                  o     Other recent compensation actions taken by the company;


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            o     Whether the issues raised are recurring or isolated;

            o     The company's ownership structure; and

            o Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Equity-Based and Other Incentive Plans

GENERAL RECOMMENDATION: Vote case-by-case on certain equity-based compensation plans(11) depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an "equity plan scorecard" (EPSC) approach with three pillars:

o PLAN COST: The total estimated cost of the company's equity plans relative to industry/market cap peers, measured by the company's estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

      o SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

      o SVT based only on new shares requested plus shares remaining for future grants.

o     PLAN FEATURES:

      o     Automatic single-triggered award vesting upon a change in control
            (CIC);

      o     Discretionary vesting authority;

      o     Liberal share recycling on various award types;

      o     Lack of minimum vesting period for grants made under the plan.

o     GRANT PRACTICES:

      o The company's three year burn rate relative to its industry/market cap peers;

      o Vesting requirements in most recent CEO equity grants (3-year look-back);

      o The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

      o The proportion of the CEO's most recent equity grants/awards subject to performance conditions;

      o     Whether the company maintains a claw-back policy;

      o Whether the company has established post exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders' interests, or if any of the following egregious factors apply:

o     Awards may vest in connection with a liberal change-of-control definition;

o The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it - for NYSE and Nasdaq listed companies -- or by not prohibiting it when the company has a history of repricing - for non-listed companies);

o The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances; or

o Any other plan features are determined to have a significant negative impact on shareholder interests.


--------------------
11 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors.


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SOCIAL/ENVIRONMENTAL ISSUES (SHAREHOLDER PROPOSALS)

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

GENERAL RECOMMENDATION: Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

o If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

o If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

o Whether the proposal's request is unduly burdensome (scope or timeframe) or overly prescriptive;

o The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

o If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

o If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

CLIMATE CHANGE/GREENHOUSE GAS (GHG) EMISSIONS

GENERAL RECOMMENDATION: Generally vote for resolutions requesting that a company disclose information on the risks related to climate change on its operations and investments, such as financial, physical, or regulatory risks, considering:

o Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

o The company's level of disclosure is at least comparable to that of industry peers; and

o There are no significant controversies, fines, penalties, or litigation associated with the company's environmental performance.

Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

o The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

o     The company's level of disclosure is comparable to that of industry peers;
      and

o There are no significant, controversies, fines, penalties, or litigation associated with the company's GHG emissions.

Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

o Whether the company provides disclosure of year-over-year GHG emissions performance data;

o     Whether company disclosure lags behind industry peers;


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o     The company's actual GHG emissions performance;

o The company's current GHG emission policies, oversight mechanisms, and related initiatives; and

o Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

BOARD DIVERSITY

GENERAL RECOMMENDATION: Generally vote for requests for reports on a company's efforts to diversify the board, unless:

o The gender and racial minority representation of the company's board is reasonably inclusive in relation to companies of similar size and business; and

o The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:

o The degree of existing gender and racial minority diversity on the company's board and among its executive officers;

o The level of gender and racial minority representation that exists at the company's industry peers;

o The company's established process for addressing gender and racial minority board representation;

o Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

o     The independence of the company's nominating committee;

o Whether the company uses an outside search firm to identify potential director nominees; and

o Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

SUSTAINABILITY REPORTING

GENERAL RECOMMENDATION: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

o The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or

o The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE (ESG) COMPENSATION-RELATED PROPOSALS

GENERAL RECOMMENDATION: Vote case-by-case on proposals to link, or report on linking, executive compensation to sustainability (environmental and social) criteria, considering:

o Whether the company has significant and/or persistent controversies or regulatory violations regarding social and/or environmental issues;

o Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance;

o The degree to which industry peers have incorporated similar non-financial performance criteria in their executive compensation practices; and

o The company's current level of disclosure regarding its environmental and social performance.


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This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the "Information") is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.



ISS
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           PART C - OTHER INFORMATION


ITEM 28.     EXHIBITS


EXHIBIT NO.  DESCRIPTION

      (a)    Declaration of Trust of the Registrant. (1)

      (b)    By-Laws of the Registrant. (1)

      (c) Amended and Restated Establishment and Designation of Series effective as of May 26, 2016. (27)

      (d)    (1) Investment Management Agreement for Unitary Fee Structure. (12)

             (2) Investment Management Agreement Between Registrant and First Trust Advisors L.P., dated as of December 6, 2010. (12)

             (3) Amended Schedule A of the Investment Management Agreement. (28)

      (e)    (1) Distribution Agreement. (12)

             (2) Amended Exhibit A of the Distribution Agreement. (28)

      (f)    Not Applicable.

      (g) (1) Custody Agreement between the Registrant and The Bank of New York. (2)

             (2) Amended Schedule II of the Custody Agreement. (28)

      (h) (1) Transfer Agency Agreement between the Registrant and The Bank of New York. (2)

             (2) Administration and Accounting Agreement between the Registrant and The Bank of New York. (2)

             (3) Amended Exhibit A of the Transfer Agency Agreement. (28)

             (4) Amended Exhibit A of the Administration and Accounting Agreement. (28)

             (5) Form of Subscription Agreement. (2)

             (6) Form of Participant Agreement. (2)

             (7) Sublicense Agreement by and among First Trust DJ STOXX(R) Select Dividend 30 Index Fund, STOXX Limited, and First Trust Advisors L.P. (2)

             (8) Sublicense Agreement by and among First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, FTSE International Limited, and First Trust Advisors L.P. (2)

             (9) Sublicense Agreement by and among the First Trust Exchange-Traded Fund II, on behalf of its series First Trust Dow Jones Global Select Dividend Index Fund, Dow Jones & Company, Inc., and First Trust Advisors L.P. (3)

             (10) IPV Calculation Agreement by and between First Trust Advisors L.P. and Telekurs (USA) Inc. (2)

             (11) Sub-IPV Calculation Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust DJ STOXX(R) Select Dividend 30 Index Fund, and First Trust Advisors L.P. (3)

             (12) Sub-IPV Calculation Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, and First Trust Advisors L.P. (3)

             (13) Sub-IPV Calculation Agreement by and among First Trust Exchange-Traded Fund II, on behalf of Dow Jones Global Select Dividend Index Fund, and First Trust Advisors L.P. (3)

             (14) Sublicense Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust ISE Global Wind Energy Index Fund, International Securities Exchange, LLC, and First Trust Advisors L.P. (4)

             (15) Sub-IOPV Calculation Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust ISE Global Wind Energy Index Fund, and First Trust Advisors L.P. (5)

             (16) Form of Sub-IOPV Calculation Agreement by and among First Trust Exchange- Traded Fund II, on behalf of First Trust ISE Global Engineering and Construction Index Fund, and First Trust Advisors L.P. (6)

             (17) Sublicense Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust ISE Global Engineering and Construction Index Fund, International Securities Exchange, LLC, and First Trust Advisors L.P. (6)

             (18) Sublicense Agreement by and between First Trust
             Exchange-Traded Fund II and First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund. (8)

             (19) Sublicense Agreement by and between First Trust
             Exchange-Traded Fund II and First Trust ISE Global Copper Index Fund. (9)

             (20) Sublicense Agreement by and between First Trust
             Exchange-Traded Fund II and First Trust ISE Global Platinum Index Fund. (9)

             (21) Sublicense Agreement by and between First Trust
             Exchange-Traded Fund II and First Trust BICK Index Fund. (10)

             (22) Sublicense Agreement by and between First Trust Advisors L.P. and First Trust NASDAQ CEA Smartphone Index Fund dated February 14, 2011. (14)

             (23) Amendment to Schedule of Data Services dated February 18, 2011. (13)

             (24) Sublicense Agreement by and between First Trust Advisors L.P. and First Trust NASDAQ Global Auto Index Fund dated May 6, 2011.
             (15)

             (25) Sublicense Agreement by and between First Trust
             Exchange-Traded Fund II and First Trust ISE Cloud Computing Index Fund. (18)

             (26) Sublicense Agreement by and between First Trust
             Exchange-Traded Fund II and First Trust International IPO ETF. (21)

             (27) Sublicense Agreement by and between First Trust Advisors L.P. and First Trust NASDAQ CEA Cybersecurity ETF. (24)

             (28) Sublicense Agreement by and between First Trust
             Exchange-Traded Fund II, on behalf of its series, First Trust First Trust Indxx Global Natural Resources Income ETF, and First Trust Advisors L.P. (25)

             (29) Sublicense Agreement by and between First Trust
             Exchange-Traded Fund II, on behalf of its series, First Trust First Trust Indxx Global Agriculture ETF, and First Trust Advisors L.P. (25)

             (30) Sublicense Agreement by and between First Trust
             Exchange-Traded Fund II, on behalf of its series, First Trust ZyFin India Quality and Governance ETF, and First Trust Advisors L.P. (27)

      (i)    (1) Opinion and Consent of Morgan Lewis & Bockius LLP. (28)

             (2) Opinion and Consent of Chapman and Cutler LLP. (28)

      (j)    Not Applicable.

      (k)    Not Applicable.

      (l)    Not Applicable.

      (m)    (1) 12b-1 Service Plan. (2)

             (2) Exhibit A to 12b-1 Service Plan. (28)

             (3) 12b-1 Plan Extension Letter Agreement, dated January 12, 2016. (26)

      (n)    Not Applicable.

      (o)    Not Applicable.

      (p) (1) First Trust Advisors L.P. and First Trust Portfolios L.P. Code of Ethics, amended on July 1, 2013. (22)

             (2) First Trust Funds Code of Ethics, amended on October 30, 2013. (22)

      (q) (1) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson authorizing James A. Bowen, W. Scott Jardine, James M. Dykas, Kristi A. Maher and Eric F. Fess to execute the Registration Statement. (26)

--------------

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on June 21, 2007

(2) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 30, 2007

(3) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on November 20, 2007

(4) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on June 18, 2008

(5) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on September 19, 2008

(6) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on October 9, 2008

(7) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 25, 2009

(8) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on November 16, 2009

(9) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on March 8, 2010

(10) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on March 31, 2010

(11) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 3, 2010.

(12) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on January 28, 2011

(13) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on February 18, 2011

(14) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on April 20, 2011

(15) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on May 4, 2011

(16) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on June 15, 2011

(17) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on June 27, 2011

(18) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on January 27, 2012

(19) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on January 28, 2014

(20) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on July 25, 2014

(21) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on October 10, 2014

(22) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on January 21, 2015

(23) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on June 3, 2015

(24) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on July 1, 2015

(25) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on December 15, 2015.

(26) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on January 27, 2016.

(27)  Filed herewith.

(28)  To be filed by amendment.


ITEM 29.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      Not Applicable.


ITEM 30.     INDEMNIFICATION

      Section 9.5 of the Registrant's Declaration of Trust provides as follows:

      Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

      No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

      The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

      Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

      To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

      As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


ITEM 31.     BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

      First Trust Advisors L.P. ("First Trust"), investment adviser to the Registrant, serves as adviser or sub-adviser to various other open-end and closed-end management investment companies and is the portfolio supervisor of certain unit investment trusts. The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). The principal address for all these investment companies, First Trust, FTP and the persons below is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

       A description of any business, profession, vocation or employment of a substantial nature in which the officers of First Trust who serve as officers or trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under "Management of the Fund" in the Statement of Additional Information. Such information for the remaining senior officers of First Trust appears below:

NAME AND POSITION WITH FIRST TRUST           EMPLOYMENT DURING PAST TWO YEARS

Andrew S. Roggensack, President              Managing Director and President,
                                             First Trust

R. Scott Hall, Managing Director             Managing Director, First Trust

Ronald D. McAlister, Managing Director       Managing Director, First Trust

David G. McGarel, Chief Investment           Managing Director; Senior Vice
Officer, Chief Operating Officer and         President, First Trust
Managing Director

Kathleen Brown, Chief Compliance Officer     Chief Compliance Officer and Senior
and Senior Vice President                    Vice President, First Trust

Brian Wesbury, Chief Economist and           Chief Economist and Senior Vice
Senior Vice President                        President, First Trust


ITEM 32.     PRINCIPAL UNDERWRITER

      (a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange Traded Fund VIII, First Trust Exchange-Traded AlphaDEX(R) Fund and First Trust Exchange-Traded AlphaDEX(R) Fund II, First Trust Variable Insurance Trust and First Trust Series Fund. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds and the First Trust GNMA.


      (b)

NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

The Charger Corporation                   General Partner                     None

Grace Partners of DuPage L.P.             Limited Partner                     None

James A. Bowen                            Chief Executive Officer and         Trustee and Chairman of the Board
                                          Managing Director

James M. Dykas                            Chief Financial Officer             President and Chief Executive
                                                                              Officer

Frank L. Fichera                          Managing Director                   None

Russell J. Graham                         Managing Director                   None

R. Scott Hall                             Managing Director                   None

W. Scott Jardine                          General Counsel, Secretary and      Secretary
                                          Managing Director

Daniel J. Lindquist                       Managing Director                   Vice President

Ronald D. McAlister                       Managing Director                   None

David G. McGarel                          Chief Investment Officer, Chief     None
                                          Operating Officer and Managing
                                          Director

Richard A. Olson                          Managing Director                   None

Marisa Bowen                              Managing Director                   None

Andrew S. Roggensack                      President and Managing Director     None

Kristi A. Maher                           Deputy General Counsel              Chief Compliance Officer and
                                                                              Assistant Secretary

* All addresses are
120 East Liberty Drive,
Wheaton, Illinois 60187.

      (c)    Not Applicable.


ITEM 33.     LOCATION OF ACCOUNTS AND RECORDS

      First Trust, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

      The Bank of New York Mellon Corporation ("BNYM"), 101 Barclay Street, New York, New York 10286, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by First Trust.

      BNYM also maintains all the required records in its capacity as transfer, accounting, dividend payment and interest holder service agent for the Registrant.


ITEM 34.     MANAGEMENT SERVICES

      Not Applicable.


ITEM 35.     UNDERTAKINGS

      Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 6th day of June, 2016.

                                     FIRST TRUST EXCHANGE-TRADED FUND II



                                     By:  /s/ James M. Dykas
                                          --------------------------------------
                                          James M. Dykas, President
                                          and Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                      TITLE                                DATE

                               President and Chief Executive        June 6, 2016
/s/ James M. Dykas             Officer
-----------------------------
    James M. Dykas
                               Treasurer, Chief Financial Officer   June 6, 2016
/s/ Donald P. Swade            and Chief Accounting Officer
----------------------------
    Donald P. Swade

                                                   )
James A. Bowen*                            Trustee )
                                                   )
                                                   )
Richard E. Erickson*                       Trustee )
                                                   )
                                                   )  BY: /s/ W. Scott Jardine
Thomas R. Kadlec*                          Trustee )     ---------------------
                                                   )          W. Scott Jardine
                                                   )          Attorney-In-Fact
Robert F. Keith*                           Trustee )          June 6, 2016
                                                   )
                                                   )
Niel B. Nielson *                          Trustee )
                                                   )


* Original powers of attorney authorizing W. Scott Jardine, James M. Dykas, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.

                               INDEX TO EXHIBITS

(c) Amended and Restated Establishment and Designation of Series, effective as of May 26, 2016.

(h)(30) Sublicense Agreement by and between First Trust Exchange-Traded Fund II, on behalf of its series, First Trust ZyFin India Quality and Governance ETF, and First Trust Advisors L.P.